UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response: 10.05

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1355

The Alger Funds
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

ITEM 1. Schedule of Investments.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments‡ (Unaudited) January 31, 2010

	SHARES	VALUE
COMMON STOCKS—94.3%

ADVERTISING—0.1%
Focus Media Holding Ltd.#*	82,200	$1,103,124

AEROSPACE & DEFENSE—3.9%
BE Aerospace Inc. *	227,900	5,111,797
General Dynamics Corp.	107,945	7,216,123
Lockheed Martin Corp.	53,100	3,957,012
United Technologies Corp.	196,500	13,259,820
		29,544,752
AIR FREIGHT & LOGISTICS—1.2%
FedEx Corp.	8,900	697,315
United Parcel Service Inc., Cl. B	150,600	8,700,162
		9,397,477
APPLICATION SOFTWARE—1.8%
Adobe Systems Inc. *	184,800	5,969,040
Nice Systems Ltd. #*	61,400	1,787,354
Synopsys Inc. *	130,400	2,773,608
Taleo Corp., Cl. A *	159,900	3,247,569
		13,777,571
ASSET MANAGEMENT & CUSTODY BANKS—0.4%
Invesco Ltd.	171,700	3,313,810

AUTO PARTS & EQUIPMENT—1.3%
ArvinMeritor Inc. *	190,600	1,846,914
Lear Corp. *	45,500	3,130,400
TRW Automotive Holdings Corp. *	213,350	4,913,450
		9,890,764
BIOTECHNOLOGY—3.6%
Amgen Inc. *	167,400	9,789,552
Celgene Corp. *	131,100	7,443,858
Gilead Sciences Inc. *	129,300	6,241,311
Human Genome Sciences Inc. *	154,700	4,094,909
		27,569,630
BROADCASTING & CABLE TV—0.8%
CBS Corp., Cl. B	474,600	6,136,578

CASINOS & GAMING—0.9%
Las Vegas Sands Corp.*	439,400	6,810,700

COAL & CONSUMABLE FUELS—0.2%
Patriot Coal Corp.*	114,700	1,776,703

COMMUNICATIONS EQUIPMENT—3.6%
Brocade Communications Systems Inc. *	777,200	5,339,364
Cisco Systems Inc. *	469,800	10,556,406
Corning Inc.	85,700	1,549,456
Qualcomm Inc.	252,800	9,907,232
		27,352,458
COMPUTER HARDWARE—5.8%
Apple Inc. *	159,045	30,555,726
Hewlett-Packard Co.	174,500	8,213,715
International Business Machines Corp.	50,500	6,180,695
		44,950,136

	SHARES	VALUE
COMMON STOCKS—(CONT.)

COMPUTER STORAGE & PERIPHERALS—2.1%
EMC Corp. *	365,500	$6,092,885
Seagate Technology *	589,000	9,853,970
		15,946,855
DATA PROCESSING & OUTSOURCED SERVICES—1.4%
Mastercard Inc.	43,400	10,845,660

DEPARTMENT STORES—0.7%
Kohl’s Corp.*	103,200	5,198,184

DIVERSIFIED BANKS—0.2%
Banco Santander Brasil SA#	107,400	1,293,096

DIVERSIFIED CHEMICALS—0.9%
Ashland Inc.	123,600	4,994,676
FMC Corporation	44,700	2,277,018
		7,271,694
ELECTRICAL COMPONENTS & EQUIPMENT—0.3%
Cooper Industries PLC, CL. A	47,300	2,029,170

FERTILIZERS & AGRICULTURAL CHEMICALS—0.4%
Mosaic Co., /The	60,400	3,232,004

GENERAL MERCHANDISE STORES—0.9%
Target Corp.	128,600	6,593,322

GOLD—0.6%
Yamana Gold Inc.	486,900	4,903,083

HEALTH CARE EQUIPMENT—3.0%
Baxter International Inc.	161,200	9,283,508
Covidien PLC	236,600	11,962,496
Insulet Corp. *	155,300	2,116,739
		23,362,743
HEALTH CARE FACILITIES—0.6%
Select Medical Holdings Corp.*	460,000	4,558,600

HEALTH CARE SUPPLIES—0.9%
Inverness Medical Innovations Inc.*	162,300	6,552,051

HOME ENTERTAINMENT SOFTWARE—1.1%
Activision Blizzard Inc.	811,000	8,239,760

HOME IMPROVEMENT RETAIL—0.9%
Lowe’s Companies, Inc.	306,300	6,631,395

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.2%
Towers Watson & Co.	33,000	1,439,790

HYPERMARKETS & SUPER CENTERS—3.1%
Wal-Mart Stores Inc.	436,100	23,300,823

INDUSTRIAL CONGLOMERATES—1.4%
McDermott International Inc. *	102,400	2,418,688
Tyco International Ltd. *	235,300	8,336,679
		10,755,367
INDUSTRIAL MACHINERY—0.2%
Stanley Works, /The	29,400	1,506,750

INTEGRATED OIL & GAS—3.2%
Chevron Corp.	341,900	24,657,828

	SHARES	VALUE
COMMON STOCKS—(CONT.)

INTERNET RETAIL—2.6%
Amazon.com Inc. *	53,700	$6,734,517
Expedia Inc. *	632,200	13,535,402
		20,269,919
INTERNET SOFTWARE & SERVICES—6.7%
eBay Inc. *	266,810	6,141,966
Google Inc., Cl. A *	27,900	14,770,818
GSI Commerce Inc. *	333,300	7,585,908
IAC/InterActiveCorp. *	232,815	4,674,925
Sina Corp. *	187,600	6,783,616
Yahoo! Inc. *	759,400	11,398,594
		51,355,827
INVESTMENT BANKING & BROKERAGE—1.4%
Goldman Sachs Group Inc., /The	47,400	7,049,328
Lazard Ltd., Cl. A	29,700	1,144,638
Morgan Stanley	79,900	2,139,722
		10,333,688
LIFE & HEALTH INSURANCE—1.5%
Lincoln National Corp.	335,700	8,251,506
Prudential Financial Inc.	61,600	3,079,384
		11,330,890
LIFE SCIENCES TOOLS & SERVICES—0.5%
Life Technologies Corp.*	81,500	4,051,365

MANAGED HEALTH CARE—0.7%
WellPoint Inc.*	87,600	5,581,872

METAL & GLASS CONTAINERS—0.9%
Owens-Illinois Inc.*	239,600	6,521,912

MOVIES & ENTERTAINMENT—0.5%
Regal Entertainment Group, Cl. A	275,900	4,075,043

MULTI-LINE INSURANCE—0.7%
Genworth Financial Inc., Cl. A*	406,600	5,627,344

OIL & GAS DRILLING—0.5%
Transocean Ltd.*	48,200	4,084,468

OIL & GAS EQUIPMENT & SERVICES—0.2%
Weatherford International Ltd.*	96,200	1,508,416

OIL & GAS EXPLORATION & PRODUCTION—3.7%
Chesapeake Energy Corp.	155,800	3,860,724
Devon Energy Corp.	101,900	6,818,129
Nexen Inc.	510,541	11,201,270
Plains Exploration & Production Co. *	180,800	6,029,680
		27,909,803
OIL & GAS STORAGE & TRANSPORTATION—0.4%
Magellan Midstream Partners LP	69,989	2,939,538

OTHER DIVERSIFIED FINANCIAL SERVICES—2.6%
Bank of America Corp.	270,700	4,109,226
BM&F Bovespa SA	513,700	3,494,390
JPMorgan Chase & Co.	322,037	12,540,121
		20,143,737

	SHARES	VALUE
COMMON STOCKS—(CONT.)

PHARMACEUTICALS—4.4%
Abbott Laboratories	299,320	$15,846,001
Allergan Inc.	61,300	3,524,750
Auxilium Pharmaceuticals Inc. *	126,300	3,556,608
Pfizer Inc.	564,300	10,529,838
		33,457,197
PROPERTY & CASUALTY INSURANCE—2.0%
Assured Guaranty Ltd.	136,800	3,099,888
Travelers Cos., Inc., /The	244,100	12,368,547
		15,468,435
PUBLISHING—0.5%
McGraw-Hill Cos., Inc., /The	97,300	3,449,285

RAILROADS—0.6%
CSX Corp.	116,100	4,976,046

RESTAURANTS—1.3%
McDonald’s Corp.	143,600	8,964,948
Yum! Brands Inc.	40,200	1,375,242
		10,340,190
SEMICONDUCTOR EQUIPMENT—1.3%
Lam Research Corp. *	201,800	6,661,418
Novellus Systems Inc. *	151,300	3,162,170
		9,823,588
SEMICONDUCTORS—7.6%
Broadcom Corp., Cl. A	66,900	1,787,568
Intel Corp.	1,392,800	27,020,320
Marvell Technology Group Ltd. *	479,100	8,350,713
Micron Technology Inc. *	411,800	3,590,896
ON Semiconductor Corp. *	1,415,800	10,207,918
Skyworks Solutions Inc. *	576,400	7,314,516
		58,271,931
SOFT DRINKS—1.3%
PepsiCo Inc.	171,500	10,224,830

STEEL—1.0%
Cliffs Natural Resources Inc.	186,700	7,458,665

SYSTEMS SOFTWARE—3.2%
Microsoft Corp.	665,835	18,763,230
Oracle Corp.	264,900	6,108,594
		24,871,824
THRIFTS & MORTGAGE FINANCE—0.3%
TFS Financial Corp.	143,600	1,846,696

TOBACCO—1.6%
Philip Morris International Inc.	268,860	12,235,819

TRUCKING—0.6%
Hertz Global Holdings Inc.*	456,700	4,731,412

TOTAL COMMON STOCKS (Cost $731,622,707)		722,831,618

	SHARES	VALUE
CONVERTIBLE PREFERRED STOCK—1.4%

OTHER DIVERSIFIED FINANCIAL SERVICES—1.4%
Bank of America Corp., 10.00%, 12/31/2049* (Cost $10,590,000)	706,000	$10,660,600

MANDATORY CONVERTIBLE PREFERRED STOCK—0.6%

OTHER DIVERSIFIED FINANCIAL SERVICES—0.6%
Citigroup Inc., 7.50%, 12/15/2012*(a) (Cost $4,700,000)	47,000	4,913,380

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—2.4%

TIME DEPOSITS—2.4%
Wells Fargo Grand Cayman, 0.03%, 2/01/10(L2) (Cost $18,238,669)	18,238,669	18,238,669

Total Investments (Cost $765,151 ,376)(b)	98.7%	756,644,267
Other Assets in Excess of Liabilities	1.3	9,858,082

NET ASSETS	100.0%	$766,502,349

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)	These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.
(b)

At January 31, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $776,045,990 amounted to $19,401,723 which consisted of aggregate gross unrealized appreciation of $28,027,406 and aggregate gross unrealized depreciation of $47,429,129.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS | ALGER LARGECAP GROWTH FUND

Schedule of Investments‡ (Unaudited) January 31, 2010

	SHARES	VALUE
COMMON STOCKS—99.5%

AEROSPACE & DEFENSE—4.1%
Boeing Co., /The	39,640	$2,402,184
General Dynamics Corp.	41,090	2,746,867
Lockheed Martin Corp.	53,300	3,971,916
United Technologies Corp.	31,100	2,098,628
		11,219,595
AGRICULTURAL PRODUCTS—0.5%
Bunge Ltd.	23,300	1,369,807

AIR FREIGHT & LOGISTICS—1.0%
United Parcel Service Inc., Cl. B	49,600	2,865,392

APPAREL RETAIL—0.6%
Gap Inc., /The	86,200	1,644,696

ASSET MANAGEMENT & CUSTODY BANKS—1.1%
Invesco Ltd.	65,600	1,266,080
Northern Trust Corp.	35,200	1,778,304
		3,044,384
BIOTECHNOLOGY—3.7%
Amgen Inc. *	61,400	3,590,672
Celgene Corp. *	49,300	2,799,254
Gilead Sciences Inc. *	78,300	3,779,541
		10,169,467
CASINOS & GAMING—0.5%
Las Vegas Sands Corp.*	96,800	1,500,400

COAL & CONSUMABLE FUELS—0.5%
CONSOL Energy Inc.	28,900	1,347,029

COMMUNICATIONS EQUIPMENT—4.0%
Cisco Systems Inc. *	279,700	6,284,859
Qualcomm Inc.	121,600	4,765,504
		11,050,363
COMPUTER & ELECTRONICS RETAIL—0.7%
Best Buy Co., Inc.	50,000	1,832,500

COMPUTER HARDWARE—7.6%
Apple Inc. *	49,760	9,559,891
Dell Inc. *	129,800	1,674,420
Hewlett-Packard Co.	103,365	4,865,391
International Business Machines Corp.	38,800	4,748,732
		20,848,434
COMPUTER STORAGE & PERIPHERALS—1.1%
EMC Corp.*	180,700	3,012,269

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.7%
Deere & Co.	39,500	1,973,025

DATA PROCESSING & OUTSOURCED SERVICES—2.9%
Fidelity National Information Services Inc.	67,000	1,578,520
Mastercard Inc.	14,800	3,698,520
Visa Inc., Cl. A	32,800	2,690,584
		7,967,624
DEPARTMENT STORES—0.5%
Kohl’s Corp.*	28,200	1,420,434

	SHARES	VALUE
COMMON STOCKS—(CONT.)

DIVERSIFIED CHEMICALS—0.7%
EI Du Pont de Nemours & Co.	62,700	$2,044,647

DRUG RETAIL—2.0%
CVS Caremark Corp.	90,300	2,923,011
Walgreen Co.	71,425	2,574,871
		5,497,882
ELECTRIC UTILITIES—0.8%
Southern Co.	67,800	2,169,600

ELECTRICAL COMPONENTS & EQUIPMENT—0.3%
First Solar Inc.*	7,400	838,420

FERTILIZERS & AGRICULTURAL CHEMICALS—1.4%
Monsanto Co.	26,980	2,047,242
Potash Corporation of Saskatchewan Inc.	17,900	1,778,365
		3,825,607
FOOD RETAIL—1.0%
Kroger Co., /The	129,200	2,768,756

FOOTWEAR—0.8%
NIKE Inc., Cl. B	32,700	2,084,625

GENERAL MERCHANDISE STORES—0.9%
Target Corp.	45,700	2,343,039

GOLD—0.8%
Goldcorp Inc.	64,400	2,187,024

HEALTH CARE EQUIPMENT—4.7%
Baxter International Inc.	59,400	3,420,846
Boston Scientific Corp. *	188,400	1,625,892
Covidien PLC	50,600	2,558,336
St. Jude Medical Inc. *	42,100	1,588,433
Stryker Corp.	35,600	1,848,352
Zimmer Holdings Inc. *	32,400	1,824,768
		12,866,627
HEALTH CARE SERVICES—0.8%
Express Scripts Inc.*	24,600	2,062,956

HOME ENTERTAINMENT SOFTWARE—1.2%
Activision Blizzard Inc.	171,700	1,744,472
Electronic Arts Inc. *	92,400	1,504,272
		3,248,744
HOME IMPROVEMENT RETAIL—0.8%
Lowe’s Companies, Inc.	102,000	2,208,300

HOTELS RESORTS & CRUISE LINES—1.3%
Carnival Corp.	71,800	2,393,094
Marriott International Inc., Cl. A	49,247	1,291,754
		3,684,848
HOUSEHOLD PRODUCTS—1.5%
Procter & Gamble Co., /The	67,860	4,176,783

HYPERMARKETS & SUPER CENTERS—2.9%
Costco Wholesale Corp.	29,300	1,682,699
Wal-Mart Stores Inc.	115,700	6,181,851
		7,864,550

	SHARES	VALUE
COMMON STOCKS—(CONT.)

INDUSTRIAL CONGLOMERATES—1.3%
Tyco International Ltd.*	99,000	$3,507,570

INDUSTRIAL GASES—0.5%
Praxair Inc.	16,600	1,250,312

INTEGRATED OIL & GAS—2.8%
Chevron Corp.	65,900	4,752,708
Exxon Mobil Corp.	46,900	3,021,767
		7,774,475
INTEGRATED TELECOMMUNICATION SERVICES—0.8%
Verizon Communications Inc.	74,100	2,180,022

INTERNET RETAIL—1.3%
Amazon.com Inc.*	29,500	3,699,595

INTERNET SOFTWARE & SERVICES—4.4%
eBay Inc. *	121,655	2,800,498
Google Inc., Cl. A *	12,395	6,562,161
Yahoo! Inc. *	174,600	2,620,746
		11,983,405
INVESTMENT BANKING & BROKERAGE—2.4%
Charles Schwab Corp., /The	115,200	2,107,008
Goldman Sachs Group Inc., /The	18,600	2,766,192
Morgan Stanley	68,000	1,821,040
		6,694,240
IT CONSULTING & OTHER SERVICES—0.9%
Cognizant Technology Solutions Corp., Cl. A*	55,500	2,423,130

LIFE SCIENCES TOOLS & SERVICES—0.8%
Thermo Fisher Scientific Inc.*	48,800	2,252,120

MANAGED HEALTH CARE—0.8%
UnitedHealth Group Inc.	65,600	2,164,800

MOVIES & ENTERTAINMENT—0.8%
Viacom Inc., Cl. B*	73,200	2,133,048

OIL & GAS DRILLING—0.7%
Transocean Ltd.*	23,233	1,968,764

OIL & GAS EQUIPMENT & SERVICES—0.8%
Schlumberger Ltd.	34,800	2,208,408

OIL & GAS EXPLORATION & PRODUCTION—1.9%
Chesapeake Energy Corp.	50,800	1,258,824
Devon Energy Corp.	28,800	1,927,008
Nexen Inc.	84,800	1,860,512
		5,046,344
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Enterprise Products Partners LP	44,700	1,370,949

OTHER DIVERSIFIED FINANCIAL SERVICES—2.0%
Bank of America Corp.	173,300	2,630,694
JPMorgan Chase & Co.	70,000	2,725,800
		5,356,494
PACKAGED FOODS & MEATS—1.5%
HJ Heinz Co.	36,300	1,583,769

	SHARES	VALUE
COMMON STOCKS—(CONT.)

PACKAGED FOODS & MEATS—(CONT.)
Kraft Foods Inc., Cl. A	89,700	$2,481,102
		4,064,871
PHARMACEUTICALS—5.6%
Abbott Laboratories	90,300	4,780,482
Allergan Inc.	31,900	1,834,250
Johnson & Johnson	79,100	4,972,226
Pfizer Inc.	198,300	3,700,278
		15,287,236
PROPERTY & CASUALTY INSURANCE—1.0%
Travelers Cos., Inc., /The	51,900	2,629,773

RAILROADS—1.0%
CSX Corp.	62,600	2,683,036

RESTAURANTS—1.1%
McDonald’s Corp.	48,700	3,040,341

SEMICONDUCTOR EQUIPMENT—0.5%
Applied Materials Inc.	109,600	1,334,928

SEMICONDUCTORS—3.9%
Broadcom Corp., Cl. A	64,700	1,728,784
Intel Corp.	249,430	4,838,942
Marvell Technology Group Ltd. *	85,300	1,486,779
Taiwan Semiconductor Manufacturing Co., Ltd. #	176,249	1,790,690
Texas Instruments Inc.	35,600	801,000
		10,646,195
SOFT DRINKS—3.0%
Coca-Cola Co., /The	64,800	3,515,400
PepsiCo Inc.	78,400	4,674,208
		8,189,608
SPECIALIZED FINANCE—0.9%
CME Group Inc.	8,760	2,512,543

SYSTEMS SOFTWARE—4.2%
Microsoft Corp.	294,495	8,298,869
Oracle Corp.	134,700	3,106,182
		11,405,051
TOBACCO—2.7%
Altria Group Inc.	146,185	2,903,234
Philip Morris International Inc.	98,285	4,472,951
		7,376,185
TOTAL COMMON STOCKS (Cost $273,109,659)		272,321,270

	PRINCIPAL AMOUNT	VALUE
SHORT-TERM INVESTMENTS—1.0%

TIME DEPOSITS—1.0%
Wells Fargo Grand Cayman, 0.03%, 2/01/10(L2) (Cost $2,745,225)	2,745,225	$2,745,225

Total Investments (Cost $275,854,884)(a)	100.5%	275,066,495
Liabilities in Excess of Other Assets	(0.5)	(1,379,364)

NET ASSETS	100.0%	$273,687,131

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At January 31, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $276,696,830 amounted to $1,630,335 which consisted of aggregate gross unrealized appreciation of $19,876,928 and aggregate gross unrealized depreciation of $21,507,263.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS | ALGER MIDCAP GROWTH FUND

Schedule of Investments‡ (Unaudited) January 31, 2010

	SHARES	VALUE
COMMON STOCKS—98.5%

ADVERTISING—0.8%
Focus Media Holding Ltd.#*	199,700	$2,679,974

AEROSPACE & DEFENSE—2.3%
BE Aerospace Inc. *	105,750	2,371,973
Goodrich Corp.	80,300	4,971,373
		7,343,346
AIR FREIGHT & LOGISTICS—1.3%
Expeditors International of Washington Inc.	126,700	4,320,470

APPAREL RETAIL—2.0%
Chico’s FAS Inc. *	136,700	1,745,659
J Crew Group Inc. *	38,000	1,489,980
TJX Cos., Inc.	82,200	3,124,422
		6,360,061
APPLICATION SOFTWARE—4.3%
Informatica Corp. *	109,900	2,603,531
Pegasystems Inc.	125,600	4,176,200
SolarWinds Inc. *	183,900	3,573,177
Synopsys Inc. *	153,300	3,260,691
		13,613,599
ASSET MANAGEMENT & CUSTODY BANKS—1.9%
Affiliated Managers Group Inc. *	24,900	1,508,193
Invesco Ltd.	151,200	2,918,160
Northern Trust Corp.	31,800	1,606,536
		6,032,889
BIOTECHNOLOGY—2.5%
China Nuokang Bio-Pharmaceutical Inc. #*	115,500	820,050
Human Genome Sciences Inc. *	149,500	3,957,265
Metabolix Inc. *	311,700	3,107,649
		7,884,964
CABLE & SATELLITE—0.4%
Sirius XM Radio Inc.*	1,393,800	1,173,161

CASINOS & GAMING—0.7%
Las Vegas Sands Corp.*	151,500	2,348,250

COAL & CONSUMABLE FUELS—1.4%
Patriot Coal Corp.*	288,600	4,470,414

COMMUNICATIONS EQUIPMENT—1.2%
Brocade Communications Systems Inc.*	556,500	3,823,155

COMPUTER HARDWARE—1.7%
Apple Inc.*	27,800	5,340,936

COMPUTER STORAGE & PERIPHERALS—1.1%
NetApp Inc. *	49,000	1,427,370
Seagate Technology *	127,700	2,136,421
		3,563,791
DATA PROCESSING & OUTSOURCED SERVICES—3.2%
Alliance Data Systems Corp. *	54,200	3,222,732
Echo Global Logistics Inc. *	167,500	2,021,725
Fidelity National Information Services Inc.	137,300	3,234,788
Global Payments Inc.	36,700	1,633,150
		10,112,395

	SHARES	VALUE
COMMON STOCKS—(CONT.)

DEPARTMENT STORES—0.3%
Saks Inc.*	146,900	$946,036

EDUCATION SERVICES—2.2%
DeVry Inc.	65,500	3,999,430
ITT Educational Services Inc. *	29,500	2,857,665
		6,857,095
ELECTRICAL COMPONENTS & EQUIPMENT—1.9%
General Cable Corp. *	97,800	2,845,980
Roper Industries Inc.	66,600	3,335,328
		6,181,308
FERTILIZERS & AGRICULTURAL CHEMICALS—0.5%
Mosaic Co., /The	27,900	1,492,929

FOOD RETAIL—1.0%
Whole Foods Market Inc.*	118,300	3,220,126

GOLD—1.3%
Yamana Gold Inc.	408,600	4,114,602

HEALTH CARE EQUIPMENT—3.5%
CR Bard Inc.	40,500	3,357,045
Gen-Probe Inc. *	53,900	2,313,927
Insulet Corp. *	121,400	1,654,682
Intuitive Surgical Inc. *	7,400	2,427,644
NuVasive Inc. *	56,000	1,545,600
		11,298,898
HEALTH CARE FACILITIES—2.8%
Select Medical Holdings Corp. *	575,200	5,700,232
Universal Health Services Inc., Cl. B	106,600	3,108,456
		8,808,688
HEALTH CARE SUPPLIES—0.3%
AGA Medical Holdings Inc.*	71,400	1,023,162

HOME ENTERTAINMENT SOFTWARE—1.5%
Activision Blizzard Inc.	326,400	3,316,224
Nintendo Co., Ltd. #	46,340	1,617,266
		4,933,490
HOMEBUILDING—1.5%
KB Home	74,500	1,138,360
Lennar Corp., Cl. A	102,300	1,571,328
Meritage Homes Corp. *	16,400	367,196
Toll Brothers Inc. *	88,200	1,629,054
		4,705,938
INDUSTRIAL MACHINERY—2.1%
Duoyuan Global Water Inc. #*	20,200	575,700
SPX Corp.	110,300	6,004,732
		6,580,432
INTERNET RETAIL—2.5%
Expedia Inc. *	225,500	4,827,955
NetFlix Inc. *	51,700	3,218,325
Shutterfly Inc. *	5,200	82,264
		8,128,544

	SHARES	VALUE
COMMON STOCKS—(CONT.)

INTERNET SOFTWARE & SERVICES—3.5%
Akamai Technologies Inc. *	97,400	$2,405,780
eBay Inc. *	209,700	4,827,294
GSI Commerce Inc. *	70,300	1,600,028
OpenTable Inc. *	99,400	2,474,066
		11,307,168
INVESTMENT BANKING & BROKERAGE—2.3%
Greenhill & Co., Inc.	42,100	3,275,380
Lazard Ltd., Cl. A	102,600	3,954,204
		7,229,584
IT CONSULTING & OTHER SERVICES—2.0%
Cognizant Technology Solutions Corp., Cl. A*	145,600	6,356,896

LEISURE PRODUCTS—0.6%
Coach Inc.	35,900	1,252,192
Phillips-Van Heusen Corp.	19,700	774,013
		2,026,205
LIFE & HEALTH INSURANCE—1.0%
Lincoln National Corp.	129,300	3,178,194

LIFE SCIENCES TOOLS & SERVICES—2.1%
ICON PLC #*	108,200	2,687,688
Illumina Inc. *	89,800	3,294,762
Life Technologies Corp. *	16,500	820,215
		6,802,665
MANAGED HEALTH CARE—0.5%
Health Net Inc.*	67,200	1,630,272

MULTI-LINE INSURANCE—1.0%
China Pacific Insurance Group Co., Ltd. *	8,800	32,748
Genworth Financial Inc., Cl. A *	236,100	3,267,624
		3,300,372
OFFICE SERVICES & SUPPLIES—0.8%
SYKES Enterprises Inc.*	103,500	2,481,930

OIL & GAS EQUIPMENT & SERVICES—2.1%
Cameron International Corp. *	42,900	1,615,614
National Oilwell Varco Inc.	124,475	5,091,028
		6,706,642
OIL & GAS EXPLORATION & PRODUCTION—4.7%
Concho Resources Inc. *	59,400	2,665,278
Nexen Inc.	233,100	5,114,214
Plains Exploration & Production Co. *	125,300	4,178,755
Quicksilver Resources Inc. *	226,600	3,011,514
		14,969,761
OTHER DIVERSIFIED FINANCIAL SERVICES—1.3%
BM&F Bovespa SA	612,927	4,169,371

PACKAGED FOODS & MEATS—0.5%
McCormick & Co., Inc.	46,000	1,669,800

PERSONAL PRODUCTS—0.9%
Avon Products Inc.	97,400	2,935,636

	SHARES	VALUE
COMMON STOCKS—(CONT.)

PHARMACEUTICALS—3.7%
Auxilium Pharmaceuticals Inc. *	86,200	$2,427,392
Medicis Pharmaceutical Corp., Cl. A	131,700	3,043,587
Mylan Inc. *	188,100	3,429,063
Optimer Pharmaceuticals Inc. *	237,200	2,922,304
		11,822,346
PROPERTY & CASUALTY INSURANCE—1.1%
Chubb Corp.	68,600	3,430,000

RAILROADS—0.5%
CSX Corp.	34,500	1,478,670

RESEARCH & CONSULTING SERVICES—1.5%
FTI Consulting Inc.*	119,400	4,949,130

RESTAURANTS—2.6%
Cheesecake Factory Inc., /The *	70,300	1,486,142
McCormick & Schmick’s Seafood Restaurants Inc. *	282,100	2,332,967
PF Chang’s China Bistro Inc. *	71,600	2,763,760
Starbucks Corp. *	75,300	1,640,787
		8,223,656
SECURITY & ALARM SERVICES—0.9%
Geo Group Inc., /The*	149,273	2,761,550

SEMICONDUCTOR EQUIPMENT—1.7%
Lam Research Corp.*	166,500	5,496,165

SEMICONDUCTORS—9.0%
Atheros Communications Inc. *	102,665	3,292,467
Avago Technologies Ltd. *	184,000	3,197,920
Broadcom Corp., Cl. A	84,900	2,268,528
Marvell Technology Group Ltd. *	299,400	5,218,542
Mellanox Technologies Ltd. *	53,300	979,121
Micron Technology Inc. *	609,400	5,313,968
Monolithic Power Systems Inc. *	79,300	1,635,166
Netlogic Microsystems Inc. *	32,100	1,314,816
Skyworks Solutions Inc. *	423,300	5,371,677
		28,592,205
SOFT DRINKS—1.1%
Hansen Natural Corp.*	88,400	3,398,980

SPECIALIZED FINANCE—0.9%
IntercontinentalExchange Inc. *	13,600	1,298,528
NYSE Euronext	69,600	1,629,336
		2,927,864
SPECIALTY CHEMICALS—0.5%
Rockwood Holdings Inc.*	71,000	1,555,610

STEEL—2.0%
Cliffs Natural Resources Inc.	160,800	6,423,960

SYSTEMS SOFTWARE—0.8%
Red Hat Inc.*	91,700	2,496,074

THRIFTS & MORTGAGE FINANCE—1.0%
People’s United Financial Inc.	203,600	3,292,212

TOBACCO—1.1%
ITC Ltd*	641,600	3,478,286

	SHARES	VALUE
COMMON STOCKS—(CONT.)

TRUCKING—0.6%
Hertz Global Holdings Inc.*	188,800	$1,955,968

TOTAL COMMON STOCKS (Cost $313,661,986)		314,405,825

	PRINCIPAL
	AMOUNT
CONVERTIBLE CORPORATE BONDS—1.1%

WIRELESS TELECOMMUNICATION SERVICES—1.1%
SBA Communications Corp., 4.00%, 10/1/14(L2)(a) (Cost $3,321,629)	2,727,000	3,490,560

SHORT-TERM INVESTMENTS—0.8%

TIME DEPOSITS—0.8%
Wells Fargo Grand Cayman, 0.03%, 2/01/10(L2) (Cost $2,515,459)	2,515,459	2,515,459

Total Investments (Cost $319,499,074)(b)	100.4%	320,411,844
Liabilities in Excess of Other Assets	(0.4)	(1,213,072)

NET ASSETS	100.0%	$319,198,772

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 1.1%, of the net assets of the Fund.

(b)

At January 31, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $326,525,141 amounted to $6,113,297 which consisted of aggregate gross unrealized appreciation of $21,269,452 and aggregate gross unrealized depreciation of $27,382,749.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS | ALGER SMIDCAP GROWTH FUND

Schedule of Investments‡ (Unaudited) January 31, 2010

	SHARES	VALUE
COMMON STOCKS—95.5%

ADVERTISING—0.5%
Lamar Advertising Co., Cl. A*	107,250	$3,067,350

AEROSPACE & DEFENSE—1.0%
BE Aerospace Inc.*	296,200	6,643,766

AIRLINES—0.5%
Airtran Holdings Inc.*	646,430	3,115,793

APPAREL RETAIL—3.9%
Aeropostale Inc. *	122,900	4,042,181
American Eagle Outfitters Inc.	344,550	5,474,900
AnnTaylor Stores Corp. *	267,900	3,364,824
Coldwater Creek Inc. *	505,450	2,254,307
J Crew Group Inc. *	136,950	5,369,809
Urban Outfitters Inc. *	185,100	5,843,607
		26,349,628
APPLICATION SOFTWARE—7.4%
Ansys Inc. *	163,125	6,828,412
Concur Technologies Inc. *	118,000	4,678,700
Informatica Corp. *	304,650	7,217,158
Nice Systems Ltd. #*	198,900	5,789,979
Pegasystems Inc.	175,200	5,825,400
SolarWinds Inc. *	237,890	4,622,203
Solera Holdings Inc.	158,406	5,244,823
Synopsys Inc. *	160,250	3,408,518
Taleo Corp., Cl. A *	283,100	5,749,761
		49,364,954
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
Affiliated Managers Group Inc. *	61,162	3,704,582
Artio Global Investors Inc.	139,150	3,411,958
		7,116,540
AUTO PARTS & EQUIPMENT—0.7%
Dana Holding Corp.*	444,350	4,581,248

BIOTECHNOLOGY—4.5%
Alexion Pharmaceuticals Inc. *	135,950	6,304,002
Cephalon Inc. *	45,450	2,901,528
Human Genome Sciences Inc. *	275,900	7,303,073
OSI Pharmaceuticals Inc. *	111,750	3,824,085
Savient Pharmaceuticals Inc. *	398,620	5,114,295
United Therapeutics Corp. *	71,750	4,274,147
		29,721,130
BROADCASTING & CABLE TV—0.8%
Discovery Communications Inc.*	179,950	5,337,317

CASINOS & GAMING—0.8%
Bally Technologies Inc.*	137,150	5,440,741

COMMUNICATIONS EQUIPMENT—1.2%
Brocade Communications Systems Inc. *	791,400	5,436,918
F5 Networks Inc. *	53,100	2,624,733
		8,061,651
COMPUTER STORAGE & PERIPHERALS—1.6%
QLogic Corp. *	270,850	4,655,911

	SHARES	VALUE
COMMON STOCKS—(CONT.)

COMPUTER STORAGE & PERIPHERALS—(CONT.)
Seagate Technology *	354,550	$5,931,622
		10,587,533
CONSTRUCTION & ENGINEERING—1.4%
Aecom Technology Corp. *	185,740	5,009,408
URS Corp. *	102,200	4,586,736
		9,596,144
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.7%
Bucyrus International Inc.	84,650	4,433,967

DATA PROCESSING & OUTSOURCED SERVICES—0.8%
Wright Express Corp.*	177,200	5,202,592

DISTILLERS & VINTNERS—0.8%
Central European Distribution Corp.*	166,600	5,339,530

DISTRIBUTORS—1.0%
LKQ Corp.*	369,000	6,918,750

EDUCATION SERVICES—1.0%
ITT Educational Services Inc.*	65,700	6,364,359

ELECTRIC UTILITIES—1.2%
ITC Holdings Corp.	148,000	7,950,560

ELECTRICAL COMPONENTS & EQUIPMENT—3.3%
AMETEK Inc.	174,400	6,355,136
GrafTech International Ltd. *	283,150	3,556,364
Roper Industries Inc.	98,950	4,955,416
Woodward Governor Co.	294,450	7,487,863
		22,354,779
ENVIRONMENTAL & FACILITIES SERVICES—1.5%
Tetra Tech Inc. *	150,900	3,416,376
Waste Connections Inc. *	215,850	6,943,894
		10,360,270
FOREST PRODUCTS—0.7%
Louisiana-Pacific Corp.*	638,550	4,540,090

GENERAL MERCHANDISE STORES—0.8%
Dollar Tree Inc.*	110,370	5,465,522

GOLD—0.4%
Gammon Gold Inc.*	305,000	2,632,150

HEALTH CARE EQUIPMENT—2.8%
Masimo Corp. *	107,550	2,985,588
NuVasive Inc. *	110,700	3,055,320
Sirona Dental Systems Inc. *	181,800	5,848,506
Thoratec Corp. *	239,400	6,786,990
		18,676,404
HEALTH CARE FACILITIES—2.6%
Community Health Systems Inc. *	193,800	6,321,756
Select Medical Holdings Corp. *	576,950	5,717,574
VCA Antech Inc. *	210,800	5,352,212
		17,391,542
HEALTH CARE SERVICES—1.0%
IPC The Hospitalist Co., Inc.*	196,526	6,679,919

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE SUPPLIES—1.2%
Inverness Medical Innovations Inc.*	200,000	$8,074,000

HOME FURNISHING RETAIL—0.7%
Williams-Sonoma, Inc.	229,250	4,351,165

HOTELS RESORTS & CRUISE LINES—1.1%
Choice Hotels International Inc.	126,450	4,013,523
Gaylord Entertainment Co. *	167,800	3,228,472
		7,241,995
HOUSEHOLD PRODUCTS—0.8%
Church & Dwight Co., Inc.	94,900	5,721,521

HOUSEWARES & SPECIALTIES—1.0%
Tupperware Brands Corp.	156,900	6,661,974

INDUSTRIAL GASES—0.6%
Airgas Inc.	89,650	3,788,609

INDUSTRIAL MACHINERY—2.1%
Clarcor Inc.	107,000	3,464,660
Pall Corp.	196,650	6,778,526
SPX Corp.	69,650	3,791,746
		14,034,932
INTERNET RETAIL—0.8%
Expedia Inc.*	255,250	5,464,903

INTERNET SOFTWARE & SERVICES—3.3%
GSI Commerce Inc. *	329,300	7,494,868
OpenTable Inc. *	100,650	2,505,178
SkillSoft PLC #*	418,600	4,081,350
VistaPrint Ltd. *	136,750	7,659,368
		21,740,764
INVESTMENT BANKING & BROKERAGE—1.4%
Knight Capital Group Inc. *	219,400	3,431,416
Lazard Ltd., Cl. A	153,300	5,908,182
		9,339,598
LEISURE FACILITIES—0.8%
Life Time Fitness Inc.*	217,400	5,206,730

LEISURE PRODUCTS—0.7%
Phillips-Van Heusen Corp.	126,000	4,950,540

LIFE & HEALTH INSURANCE—0.8%
Lincoln National Corp.	210,617	5,176,966

LIFE SCIENCES TOOLS & SERVICES—3.1%
Bruker Corp. *	370,900	4,550,943
ICON PLC #*	160,400	3,984,336
Illumina Inc. *	108,800	3,991,872
Parexel International Corp. *	422,050	8,162,447
		20,689,598
MANAGED HEALTH CARE—0.8%
Amerigroup Corp.*	221,400	5,634,630

METAL & GLASS CONTAINERS—1.3%
Crown Holdings Inc. *	200,550	4,775,096

	SHARES	VALUE
COMMON STOCKS—(CONT.)

METAL & GLASS CONTAINERS—(CONT.)
Silgan Holdings Inc.	71,550	$3,709,867
		8,484,963
MULTI-LINE INSURANCE—1.2%
Genworth Financial Inc., Cl. A*	566,750	7,843,820

OFFICE SERVICES & SUPPLIES—1.0%
SYKES Enterprises Inc.*	265,600	6,369,088

OIL & GAS EQUIPMENT & SERVICES—1.3%
Acergy SA #	342,150	5,186,994
Cal Dive International Inc. *	494,700	3,482,688
		8,669,682
OIL & GAS EXPLORATION & PRODUCTION—3.1%
Concho Resources Inc. *	142,450	6,391,732
Plains Exploration & Production Co. *	205,850	6,865,097
Quicksilver Resources Inc. *	412,400	5,480,796
Whitinig Petroleum Corp. *	26,150	1,740,544
		20,478,169
PACKAGED FOODS & MEATS—1.4%
Hain Celestial Group Inc. *	250,700	4,008,693
Ralcorp Holdings Inc. *	81,850	5,058,330
		9,067,023
PHARMACEUTICALS—4.6%
Auxilium Pharmaceuticals Inc. *	215,950	6,081,152
Medicis Pharmaceutical Corp., Cl. A	323,250	7,470,307
Mylan Inc. *	398,190	7,259,004
Optimer Pharmaceuticals Inc. *	476,850	5,874,792
Perrigo Co.	96,850	4,288,518
		30,973,773
RAILROADS—0.7%
Genesee & Wyoming Inc., Cl. A*	149,400	4,402,818

REINSURANCE—0.7%
Platinum Underwriters Holdings Ltd.	133,600	4,844,336

RESEARCH & CONSULTING SERVICES—2.4%
FTI Consulting Inc. *	127,500	5,284,875
ICF International Inc. *	250,650	5,867,716
IHS Inc., Cl. A *	95,850	4,930,524
		16,083,115
RESTAURANTS—0.4%
Darden Restaurants Inc.	79,750	2,947,560

RETAIL REITS—0.5%
Macerich Co., /The	105,508	3,254,922

SECURITY & ALARM SERVICES—0.8%
Geo Group Inc., /The*	305,500	5,651,750

SEMICONDUCTOR EQUIPMENT—0.9%
Novellus Systems Inc.*	295,800	6,182,220

SEMICONDUCTORS—5.8%
Atheros Communications Inc. *	224,200	7,190,094
Avago Technologies Ltd. *	240,150	4,173,807

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SEMICONDUCTORS—(CONT.)
Mellanox Technologies Ltd. *	319,255	$5,864,714
Monolithic Power Systems Inc. *	259,900	5,359,138
Netlogic Microsystems Inc. *	137,750	5,642,240
ON Semiconductor Corp. *	641,950	4,628,460
Skyworks Solutions Inc. *	474,200	6,017,598
		38,876,051
SPECIALIZED REITS—0.5%
Host Hotels & Resorts Inc.*	341,827	3,623,366

SPECIALTY CHEMICALS—0.5%
Rockwood Holdings Inc.*	172,300	3,775,093

SPECIALTY STORES—0.3%
Tiffany & Co.	47,600	1,933,036

STEEL—0.9%
Cliffs Natural Resources Inc.	159,750	6,382,013

SYSTEMS SOFTWARE—1.1%
Red Hat Inc.*	264,900	7,210,578

THRIFTS & MORTGAGE FINANCE—1.7%
Brookline Bancorp Inc.	334,450	3,347,845
Ocwen Financial Corp. *	312,400	2,861,584
People's United Financial Inc.	328,000	5,303,760
		11,513,189
WIRELESS TELECOMMUNICATION SERVICES—1.2%
SBA Communications Corp.*	242,600	8,027,634

TOTAL COMMON STOCKS (Cost $598,883,002)		637,966,353

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS—3.8%

TIME DEPOSITS—3.8%
Wells Fargo Grand Cayman, 0.03%, 2/01/10(L2) (Cost $25,545,949)	25,545,949	25,545,949

Total Investments (Cost $624,428,951)(a)	99.3%	663,512,302
Other Assets in Excess of Liabilities	0.7	4,788,433

NET ASSETS	100.0%	$668,300,735

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At January 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $626,341,109 amounted to $37, 171,193 which consisted of aggregate gross unrealized appreciation of $80,862,104 and aggregate gross unrealized depreciation of $43,690,911.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS | ALGER SMALLCAP GROWTH FUND

Schedule of Investments‡ (Unaudited) January 31, 2010

	SHARES	VALUE
COMMON STOCKS—97.6%

AEROSPACE & DEFENSE—2.3%
BE Aerospace Inc. *	178,145	$3,995,792
Esterline Technologies Corp. *	95,220	3,595,507
		7,591,299
AIRLINES—0.5%
Airtran Holdings Inc.*	376,545	1,814,947

APPAREL RETAIL—3.7%
Aeropostale Inc. *	61,600	2,026,024
AnnTaylor Stores Corp. *	180,300	2,264,568
Chico's FAS Inc. *	133,400	1,703,518
Childrens Place Retail Stores Inc., /The *	67,200	2,136,960
Coldwater Creek Inc. *	271,200	1,209,552
J Crew Group Inc. *	77,900	3,054,459
		12,395,081
APPLICATION SOFTWARE—8.7%
Ansys Inc. *	92,695	3,880,212
Concur Technologies Inc. *	68,795	2,727,722
Informatica Corp. *	171,100	4,053,359
Nice Systems Ltd. #*	105,325	3,066,011
Pegasystems Inc.	120,500	4,006,625
SolarWinds Inc. *	168,500	3,273,955
Solera Holdings Inc.	109,345	3,620,413
Taleo Corp., Cl. A *	131,900	2,678,889
VanceInfo Technologies Inc. #*	117,000	1,875,510
		29,182,696
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
Artio Global Investors Inc.	70,700	1,733,564
Cohen & Steers Inc.	103,000	2,095,020
		3,828,584
AUTO PARTS & EQUIPMENT—0.9%
Dana Holding Corp.*	290,100	2,990,931

BIOTECHNOLOGY—3.5%
Human Genome Sciences Inc. *	143,700	3,803,739
OSI Pharmaceuticals Inc. *	74,200	2,539,124
Savient Pharmaceuticals Inc. *	220,100	2,823,883
United Therapeutics Corp. *	43,620	2,598,443
		11,765,189
CASINOS & GAMING—1.9%
Penn National Gaming Inc. *	125,700	3,391,386
WMS Industries Inc. *	81,700	3,029,436
		6,420,822
COAL & CONSUMABLE FUELS—0.9%
Patriot Coal Corp.*	192,100	2,975,629

COMMUNICATIONS EQUIPMENT—2.8%
Aruba Networks Inc. *	185,700	1,929,423
Brocade Communications Systems Inc. *	428,500	2,943,795
Ciena Corp. *	52,200	665,550
Finisar Corp. *	262,000	2,698,600
Palm Inc. *	117,800	1,223,942
		9,461,310

	SHARES	VALUE
COMMON STOCKS—(CONT.)

COMPUTER STORAGE & PERIPHERALS—0.8%
QLogic Corp.*	158,600	$2,726,334

CONSTRUCTION & ENGINEERING—0.8%
Aecom Technology Corp.*	97,995	2,642,925

DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Wright Express Corp.*	115,275	3,384,474

DISTILLERS & VINTNERS—0.8%
Central European Distribution Corp.*	86,146	2,760,979

DISTRIBUTORS—1.0%
LKQ Corp.*	170,470	3,196,313

DIVERSIFIED CHEMICALS—0.8%
Huntsman Corp.	210,400	2,564,776

EDUCATION SERVICES—1.1%
American Public Education Inc.*	100,300	3,825,442

ELECTRIC UTILITIES—1.3%
ITC Holdings Corp.	79,600	4,276,112

ELECTRICAL COMPONENTS & EQUIPMENT—2.0%
GrafTech International Ltd. *	207,800	2,609,968
Woodward Governor Co.	160,400	4,078,972
		6,688,940
ENVIRONMENTAL & FACILITIES SERVICES—1.7%
Tetra Tech Inc. *	77,300	1,750,072
Waste Connections Inc. *	122,100	3,927,957
		5,678,029
FOREST PRODUCTS—0.7%
Louisiana-Pacific Corp.*	316,700	2,251,737

GOLD—0.4%
Gammon Gold Inc.*	161,500	1,393,745

HEALTH CARE DISTRIBUTORS—1.6%
Owens & Minor Inc.	64,700	2,593,823
PharMerica Corp. *	176,400	2,871,792
		5,465,615
HEALTH CARE EQUIPMENT—5.3%
Arthrocare Corp. *	14,000	373,100
Cyberonics Inc. *	76,700	1,437,358
Insulet Corp. *	201,600	2,747,808
MAKO Surgical Corp. *	187,600	2,153,648
Masimo Corp. *	51,600	1,432,416
NuVasive Inc. *	38,600	1,065,360
Sirona Dental Systems Inc. *	89,400	2,875,998
Thoratec Corp. *	127,028	3,601,244
Wright Medical Group Inc. *	115,600	2,066,928
		17,753,860
HEALTH CARE FACILITIES—1.8%
LifePoint Hospitals Inc. *	97,900	2,935,042
Select Medical Holdings Corp. *	324,500	3,215,795
		6,150,837

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE SERVICES—1.2%
Gentiva Health Services Inc.*	155,500	$3,971,470

HEALTH CARE SUPPLIES—1.3%
AGA Medical Holdings Inc. *	74,200	1,063,286
Inverness Medical Innovations Inc. *	85,550	3,453,654
		4,516,940
HEALTH CARE TECHNOLOGY—1.1%
Medidata Solutions Inc.*	215,200	3,589,536

HOME FURNISHING RETAIL—0.8%
Williams-Sonoma, Inc.	132,500	2,514,850

HOTELS RESORTS & CRUISE LINES—1.4%
Choice Hotels International Inc.	79,000	2,507,460
Interval Leisure Group *	181,700	2,311,224
		4,818,684
HOUSEWARES & SPECIALTIES—1.0%
Tupperware Brands Corp.	76,400	3,243,944

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.7%
Towers Watson & Co.	50,800	2,216,404

INDUSTRIAL MACHINERY—2.5%
Actuant Corp., Cl. A	165,740	2,779,460
Clarcor Inc.	81,700	2,645,446
RBC Bearings Inc. *	126,400	2,937,536
		8,362,442
INTERNET RETAIL—0.6%
Shutterfly Inc.*	133,100	2,105,642

INTERNET SOFTWARE & SERVICES—4.5%
GSI Commerce Inc. *	163,949	3,731,479
LogMeIn, Inc. *	111,100	1,883,145
OpenTable Inc. *	63,200	1,573,048
SkillSoft PLC #*	403,300	3,932,175
VistaPrint Ltd. *	70,600	3,954,306
		15,074,153
INVESTMENT BANKING & BROKERAGE—1.6%
Knight Capital Group Inc. *	124,500	1,947,180
Lazard Ltd., Cl. A	85,700	3,302,878
		5,250,058
LEISURE FACILITIES—0.7%
Life Time Fitness Inc.*	103,275	2,473,436

LEISURE PRODUCTS—1.4%
Fossil Inc. *	70,500	2,301,825
Phillips-Van Heusen Corp.	65,200	2,561,708
		4,863,533
LIFE SCIENCES TOOLS & SERVICES—2.8%
Bruker Corp. *	261,100	3,203,697
ICON PLC #*	85,600	2,126,304
Parexel International Corp. *	207,908	4,020,941
		9,350,942

	SHARES	VALUE
COMMON STOCKS—(CONT.)

MANAGED HEALTH CARE—1.1%
Amerigroup Corp.*	141,100	$3,590,995

MARINE—0.3%
Genco Shipping & Trading Ltd.*	57,800	1,107,448

METAL & GLASS CONTAINERS—0.6%
Silgan Holdings Inc.	41,185	2,135,442

OFFICE SERVICES & SUPPLIES—0.9%
SYKES Enterprises Inc.*	129,700	3,110,206

OIL & GAS EQUIPMENT & SERVICES—1.4%
Acergy SA #	155,300	2,354,348
Cal Dive International Inc. *	138,500	975,040
Dril-Quip Inc. *	25,720	1,350,043
		4,679,431
OIL & GAS EXPLORATION & PRODUCTION—2.7%
Concho Resources Inc. *	73,671	3,305,618
Kodiak Oil & Gas Corp. *	476,000	1,123,360
Mariner Energy Inc. *	167,859	2,425,562
Quicksilver Resources Inc. *	171,100	2,273,919
		9,128,459
PACKAGED FOODS & MEATS—1.6%
Flowers Foods Inc.	121,700	2,956,093
Hain Celestial Group Inc. *	150,820	2,411,612
		5,367,705
PHARMACEUTICALS—3.4%
Auxilium Pharmaceuticals Inc. *	123,100	3,466,496
Eurand NV *	123,600	1,365,780
Medicis Pharmaceutical Corp., Cl. A	150,900	3,487,299
Optimer Pharmaceuticals Inc. *	269,700	3,322,704
		11,642,279
RAILROADS—0.7%
Genesee & Wyoming Inc., Cl. A*	82,700	2,437,169

REGIONAL BANKS—0.6%
Boston Private Financial Holdings Inc.	120,000	860,400
Columbia Banking System Inc.	54,400	1,033,056
		1,893,456
REINSURANCE—0.8%
Platinum Underwriters Holdings Ltd.	77,300	2,802,898

RESEARCH & CONSULTING SERVICES—1.7%
FTI Consulting Inc. *	60,100	2,491,145
ICF International Inc. *	45,300	1,060,473
Resources Connection Inc. *	118,100	2,109,266
		5,660,884
RESTAURANTS—1.1%
Cheesecake Factory Inc., /The *	99,500	2,103,430
McCormick & Schmick’s Seafood Restaurants Inc. *	201,635	1,667,521
		3,770,951
SECURITY & ALARM SERVICES—1.0%
Geo Group Inc., /The*	174,870	3,235,095

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SEMICONDUCTOR EQUIPMENT—0.9%
Novellus Systems Inc.*	143,200	$2,992,880

SEMICONDUCTORS—5.2%
Atheros Communications Inc. *	134,225	4,304,596
Mellanox Technologies Ltd. *	172,461	3,168,109
Monolithic Power Systems Inc. *	142,700	2,942,474
Netlogic Microsystems Inc. *	86,200	3,530,752
Skyworks Solutions Inc. *	285,300	3,620,457
		17,566,388
SPECIALTY CHEMICALS—0.7%
Rockwood Holdings Inc.*	104,000	2,278,640

THRIFTS & MORTGAGE FINANCE—1.3%
Brookline Bancorp Inc.	246,100	2,463,461
Ocwen Financial Corp. *	211,900	1,941,004
		4,404,465
TRUCKING—0.7%
Dollar Thrifty Automotive Group Inc.*	99,500	2,423,820

WIRELESS TELECOMMUNICATION SERVICES—1.9%
SBA Communications Corp. *	101,676	3,364,459
Syniverse Holdings Inc. *	181,300	3,047,653
		6,412,112
TOTAL COMMON STOCKS (Cost $318,654,491)		328,179,363

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS—2.8%

TIME DEPOSITS—2.8%
Wells Fargo Grand Cayman, 0.03%, 2/01/10(L2) (Cost $9,438,579)	9,438,579	9,438,579

Total Investments (Cost $328,093,070)(a)	100.4%	337,617,942
Liabilities in Excess of Other Assets	(0.4)	(1,335,245)

NET ASSETS	100.0%	$336,282,697

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At January 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $328,987,187 amounted to $8,630,755 which consisted of aggregate gross unrealized appreciation of $38,522,886 and aggregate gross unrealized depreciation of $29,892,131.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS | ALGER GROWTH OPPORTUNITIES FUND

Schedule of Investments‡ (Unaudited) January 31, 2010

	SHARES	VALUE
COMMON STOCKS—95.1%

AEROSPACE & DEFENSE—1.7%
BE Aerospace Inc. *	3,720	$83,440
Esterline Technologies Corp. *	1,985	74,953
		158,393
APPAREL RETAIL—2.5%
American Eagle Outfitters Inc.	4,705	74,763
AnnTaylor Stores Corp. *	3,920	49,235
Childrens Place Retail Stores Inc., /The *	2,125	67,575
Coldwater Creek Inc. *	9,700	43,262
		234,835
APPLICATION SOFTWARE—8.6%
Ansys Inc. *	1,975	82,674
Concur Technologies Inc. *	1,645	65,224
Informatica Corp. *	5,370	127,215
Nice Systems Ltd. #*	2,730	79,470
Pegasystems Inc.	3,250	108,063
SolarWinds Inc. *	4,200	81,606
Solera Holdings Inc.	2,910	96,350
Taleo Corp., Cl. A *	4,915	99,824
VanceInfo Technologies Inc. #*	4,975	79,749
		820,175
AUTO PARTS & EQUIPMENT—0.8%
Dana Holding Corp.*	7,760	80,006

BIOTECHNOLOGY—3.5%
Alexion Pharmaceuticals Inc. *	1,940	89,958
Arqule Inc. *	10,900	35,207
Human Genome Sciences Inc. *	2,915	77,160
Savient Pharmaceuticals Inc. *	5,965	76,531
United Therapeutics Corp. *	920	54,804
		333,660
BROADCASTING & CABLE TV—0.8%
Discovery Communications Inc.*	2,655	78,747

CASINOS & GAMING—1.6%
Penn National Gaming Inc. *	2,955	79,726
WMS Industries Inc. *	2,115	78,424
		158,150
COMMUNICATIONS EQUIPMENT—2.0%
Aruba Networks Inc. *	5,370	55,794
Brocade Communications Systems Inc. *	11,620	79,829
Finisar Corp. *	5,515	56,805
		192,428
CONSTRUCTION & ENGINEERING—1.5%
Aecom Technology Corp. *	2,870	77,404
URS Corp. *	1,405	63,056
		140,460
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.5%
Bucyrus International Inc.	995	52,118

DATA PROCESSING & OUTSOURCED SERVICES—0.4%
Echo Global Logistics Inc.*	2,950	35,606

	SHARES	VALUE
COMMON STOCKS—(CONT.)

DISTILLERS & VINTNERS—0.8%
Central European Distribution Corp.*	2,445	$78,362

DISTRIBUTORS—0.9%
LKQ Corp.*	4,555	85,406

DIVERSIFIED CHEMICALS—0.5%
Huntsman Corp.	3,920	47,785

EDUCATION SERVICES—0.9%
American Public Education Inc.*	2,270	86,578

ELECTRIC UTILITIES—1.1%
ITC Holdings Corp.	1,905	102,336

ELECTRICAL COMPONENTS & EQUIPMENT—1.8%
AMETEK Inc.	2,085	75,977
Woodward Governor Co.	3,725	94,727
		170,704
ENVIRONMENTAL & FACILITIES SERVICES—0.8%
Waste Connections Inc.*	2,470	79,460

FOREST PRODUCTS—0.7%
Louisiana-Pacific Corp.*	9,300	66,123

GENERAL MERCHANDISE STORES—0.8%
Dollar Tree Inc.*	1,525	75,518

GOLD—0.4%
Gammon Gold Inc.*	4,445	38,360

HEALTH CARE DISTRIBUTORS—0.9%
PharMerica Corp.*	4,935	80,342

HEALTH CARE EQUIPMENT—4.1%
Insulet Corp. *	6,810	92,820
MAKO Surgical Corp. *	8,525	97,867
Sirona Dental Systems Inc. *	2,530	81,390
Thoratec Corp. *	2,685	76,120
Wright Medical Group Inc. *	2,575	46,041
		394,238
HEALTH CARE FACILITIES—2.4%
Community Health Systems Inc. *	2,765	90,194
Select Medical Holdings Corp. *	7,780	77,100
VCA Antech Inc. *	2,555	64,872
		232,166
HEALTH CARE SERVICES—2.1%
Gentiva Health Services Inc. *	3,750	95,775
IPC The Hospitalist Co., Inc. *	3,135	106,559
		202,334
HEALTH CARE SUPPLIES—1.9%
AGA Medical Holdings Inc. *	2,695	38,619
Inverness Medical Innovations Inc. *	2,420	97,696
Merit Medical Systems Inc. *	2,645	47,160
		183,475
HEALTH CARE TECHNOLOGY—1.1%
Medidata Solutions Inc.*	5,935	98,996

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HOTELS RESORTS & CRUISE LINES—1.4%
Choice Hotels International Inc.	1,820	$57,767
Interval Leisure Group *	5,930	75,429
		133,196
HOUSEHOLD PRODUCTS—0.7%
Church & Dwight Co., Inc.	1,175	70,841

INDUSTRIAL GASES—0.5%
Airgas Inc.	1,130	47,754

INDUSTRIAL MACHINERY—2.5%
Clarcor Inc.	1,475	47,761
RBC Bearings Inc. *	3,225	74,949
SmartHeat Inc. *	4,465	50,856
SPX Corp.	1,180	64,239
		237,805
INTERNET RETAIL—2.3%
Drugstore.Com Inc. *	19,620	55,721
Expedia Inc. *	4,560	97,629
Shutterfly Inc. *	4,335	68,580
		221,930
INTERNET SOFTWARE & SERVICES—4.9%
GSI Commerce Inc. *	5,035	114,597
LogMeIn, Inc. *	5,130	86,954
OpenTable Inc. *	2,480	61,727
SkillSoft PLC #*	9,105	88,774
VistaPrint Ltd. *	2,045	114,540
		466,592
INVESTMENT BANKING & BROKERAGE—1.0%
Lazard Ltd., Cl. A	2,385	91,918

LEISURE FACILITIES—0.6%
Life Time Fitness Inc.*	2,425	58,079

LEISURE PRODUCTS—1.2%
Fossil Inc. *	1,450	47,343
Phillips-Van Heusen Corp.	1,680	66,007
		113,350
LIFE SCIENCES TOOLS & SERVICES—2.6%
ICON PLC #*	3,015	74,893
Illumina Inc. *	1,890	69,344
Parexel International Corp. *	5,240	101,341
		245,578
MANAGED HEALTH CARE—0.8%
Amerigroup Corp.*	3,100	78,895

MARINE—0.3%
Genco Shipping & Trading Ltd.*	1,245	23,854

METAL & GLASS CONTAINERS—0.8%
Silgan Holdings Inc.	1,505	78,034

MULTI-LINE INSURANCE—1.2%
Genworth Financial Inc., Cl. A*	8,435	116,740

	SHARES	VALUE
COMMON STOCKS—(CONT.)

OFFICE REITS—0.6%
Mack-Cali Realty Corp.	1,670	$54,475

OFFICE SERVICES & SUPPLIES—0.9%
SYKES Enterprises Inc.*	3,680	88,246

OIL & GAS EQUIPMENT & SERVICES—1.7%
Acergy SA #	4,800	72,768
Dril-Quip Inc. *	1,785	93,695
		166,463
OIL & GAS EXPLORATION & PRODUCTION—3.4%
Concho Resources Inc. *	2,650	118,905
Kodiak Oil & Gas Corp. *	12,600	29,736
Plains Exploration & Production Co. *	3,100	103,385
Quicksilver Resources Inc. *	5,290	70,304
		322,330
PACKAGED FOODS & MEATS—1.4%
Flowers Foods Inc.	2,970	72,141
Hain Celestial Group Inc. *	3,520	56,285
		128,426
PHARMACEUTICALS—3.7%
Auxilium Pharmaceuticals Inc. *	2,855	80,397
Cadence Pharmaceuticals Inc. *	4,030	40,139
Eurand NV *	3,805	42,045
Mylan Inc. *	5,650	102,999
Optimer Pharmaceuticals Inc. *	7,315	90,121
		355,701
RAILROADS—0.7%
Genesee & Wyoming Inc., Cl. A*	2,375	69,991

REGIONAL BANKS—1.4%
Boston Private Financial Holdings Inc.	7,080	50,764
Columbia Banking System Inc.	4,400	83,556
		134,320
REINSURANCE—0.8%
Platinum Underwriters Holdings Ltd.	2,225	80,679

RESEARCH & CONSULTING SERVICES—2.5%
FTI Consulting Inc. *	1,620	67,149
ICF International Inc. *	3,655	85,564
IHS Inc., Cl. A *	1,580	81,275
		233,988
RESTAURANTS—0.6%
California Pizza Kitchen Inc.*	4,050	55,890

SECURITY & ALARM SERVICES—0.8%
Geo Group Inc., /The*	4,165	77,053

SEMICONDUCTOR EQUIPMENT—0.9%
Novellus Systems Inc.*	4,230	88,407

SEMICONDUCTORS—5.2%
Atheros Communications Inc. *	4,125	132,289
Mellanox Technologies Ltd. *	4,890	89,829
Monolithic Power Systems Inc. *	2,200	45,364
Netlogic Microsystems Inc. *	1,920	78,643

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SEMICONDUCTORS—(CONT.)
ON Semiconductor Corp. *	10,520	$75,849
Skyworks Solutions Inc. *	6,105	77,473
		499,447
SPECIALTY CHEMICALS—1.1%
Kraton Performance Polymers Inc. *	3,485	47,919
Rockwood Holdings Inc. *	2,665	58,390
		106,309
THRIFTS & MORTGAGE FINANCE—1.7%
Brookline Bancorp Inc.	5,045	50,501
Ocwen Financial Corp. *	5,190	47,540
People's United Financial Inc.	3,830	61,931
		159,972
TRUCKING—0.7%
Dollar Thrifty Automotive Group Inc.*	2,840	69,183

WIRELESS TELECOMMUNICATION SERVICES—1.1%
SBA Communications Corp.*	3,275	108,370

TOTAL COMMON STOCKS (Cost $7,729,242)		9,090,577

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS—4.9%

TIME DEPOSITS—4.9%
Citibank London, 0.03%, 2/1/10(L2)	163,444	163,444
Wells Fargo Grand Cayman, 0.03%, 2/1/10(L2)	300,000	300,000

TOTAL TIME DEPOSITS (Cost $463,444)		463,444

Total Investments (Cost $8,192,686)(a)	100.0%	9,554,021
Liabilities in Excess of Other Assets	—	(660)

NET ASSETS	100.0%	$9,553,361

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At January 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $8,243,155 amounted to $1,310,866 which consisted of aggregate gross unrealized appreciation of $1,602,596 and aggregate gross unrealized depreciation of $291,730.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments‡ (Unaudited) January 31, 2010

	SHARES	VALUE
COMMON STOCKS—92.0%

BIOTECHNOLOGY—17.4%
Amgen Inc. *	145,000	$8,479,600
Arqule Inc. *	325,000	1,049,750
Celgene Corp. *	119,409	6,780,043
Cephalon Inc. *	80,750	5,155,080
China Nuokang Bio-Pharmaceutical Inc. #*	92,239	654,897
Gilead Sciences Inc. *	50,000	2,413,500
Human Genome Sciences Inc. *	392,100	10,378,887
OSI Pharmaceuticals Inc. *	105,000	3,593,100
Rigel Pharmaceuticals Inc. *	136,500	1,120,665
Savient Pharmaceuticals Inc. *	271,350	3,481,420
United Therapeutics Corp. *	80,000	4,765,600
		47,872,542
DRUG RETAIL—2.5%
CVS Caremark Corp.	215,500	6,975,735

HEALTH CARE DISTRIBUTORS—1.7%
Owens & Minor Inc.	60,000	2,405,400
PharMerica Corp. *	140,000	2,279,200
		4,684,600
HEALTH CARE EQUIPMENT—15.1%
Arthrocare Corp. *	25,000	666,250
ATS Medical Inc. *	500,000	1,305,000
Baxter International Inc.	98,050	5,646,700
Boston Scientific Corp. *	320,000	2,761,600
Covidien PLC	152,050	7,687,648
Cyberonics Inc. *	50,000	937,000
Edwards Lifesciences Corp. *	35,000	3,136,700
Insulet Corp. *	114,660	1,562,816
MAKO Surgical Corp. *	139,250	1,598,590
Masimo Corp. *	47,600	1,321,376
Medtronic Inc.	62,000	2,659,180
NuVasive Inc. *	158,669	4,379,264
Stryker Corp.	50,000	2,596,000
Thoratec Corp. *	89,950	2,550,082
Zimmer Holdings Inc. *	47,050	2,649,856
		41,458,062
HEALTH CARE FACILITIES—3.0%
Community Health Systems Inc. *	84,350	2,751,497
Select Medical Holdings Corp. *	303,300	3,005,703
Universal Health Services Inc., Cl. B	88,000	2,566,080
		8,323,280
HEALTH CARE SERVICES—1.6%
IPC The Hospitalist Co., Inc. *	65,800	2,236,542
Medco Health Solutions Inc. *	35,000	2,151,800
		4,388,342
HEALTH CARE SUPPLIES—4.0%
AGA Medical Holdings Inc. *	187,400	2,685,442
Align Technology Inc. *	25,000	468,750
Inverness Medical Innovations Inc. *	196,950	7,950,871
		11,105,063

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE TECHNOLOGY—1.2%
Medidata Solutions Inc.*	189,650	$3,163,362

LIFE SCIENCES TOOLS & SERVICES—10.1%
Bruker Corp. *	244,850	3,004,310
Charles River Laboratories International Inc. *	85,000	3,088,900
Illumina Inc. *	84,280	3,092,233
Life Technologies Corp. *	87,650	4,357,081
Parexel International Corp. *	322,674	6,240,515
Thermo Fisher Scientific Inc. *	143,150	6,606,373
Waters Corp. *	24,000	1,367,520
		27,756,932
MANAGED HEALTH CARE—6.5%
Amerigroup Corp. *	239,350	6,091,458
CIGNA Corp.	20,000	675,400
UnitedHealth Group Inc.	210,550	6,948,150
WellPoint Inc. *	63,950	4,074,894
		17,789,902
PHARMACEUTICALS—28.9%
Abbott Laboratories	101,650	5,381,351
Allergan Inc.	94,950	5,459,625
Auxilium Pharmaceuticals Inc. *	299,128	8,423,445
Cadence Pharmaceuticals Inc. *	139,050	1,384,938
Eurand NV *	137,900	1,523,795
Ipsen SA *	63,200	3,417,164
Johnson & Johnson	73,700	4,632,782
Medicis Pharmaceutical Corp., Cl. A	387,990	8,966,449
Mylan Inc. *	239,000	4,356,970
Optimer Pharmaceuticals Inc. *	878,637	10,824,808
Perrigo Co.	51,150	2,264,922
Pfizer Inc.	468,500	8,742,210
Roche Holding AG	24,150	4,089,531
Sanofi-Aventis SA #	65,500	2,411,055
Shire PLC #	106,300	6,335,480
SuperGen Inc. *	500,000	1,355,000
		79,569,525
TOTAL COMMON STOCKS (Cost $230,825,959)		253,087,345

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS—6.6%

TIME DEPOSITS—6.6%
Citibank London, 0.03%, 2/1/10(L2)	6,784,648	6,784,648
Wells Fargo Grand Cayman, 0.03%, 2/1/10(L2)	11,300,000	11,300,000

TOTAL TIME DEPOSITS (Cost $18,084,648)		18,084,648

Total Investments (Cost $248,910,607)(a)	98.6%	271,171,993
Other Assets in Excess of Liabilities	1.4	3,773,009

NET ASSETS	100.0%	$274,945,002

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At January 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $254,108,256 amounted to $17,063,737 which consisted of aggregate gross unrealized appreciation of $29,963,594 and aggregate gross unrealized depreciation of $12,899,857.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS | ALGER BALANCED FUND

Schedule of Investments‡ (Unaudited) January 31, 2010

	SHARES	VALUE
COMMON STOCKS—51.6%

ADVERTISING—0.1%
Focus Media Holding Ltd.#*	6,400	$85,888

AEROSPACE & DEFENSE—2.2%
BE Aerospace Inc. *	6,800	152,524
Boeing Co., /The	5,020	304,212
General Dynamics Corp.	4,900	327,565
ITT Corp.	3,010	145,413
Lockheed Martin Corp.	5,500	409,860
		1,339,574
AGRICULTURAL PRODUCTS—0.2%
Bunge Ltd.	2,100	123,459

AIR FREIGHT & LOGISTICS—0.6%
FedEx Corp.	1,500	117,525
United Parcel Service Inc., Cl. B	4,700	271,519
		389,044
APPLICATION SOFTWARE—0.2%
Intuit Inc.*	3,000	88,830

ASSET MANAGEMENT & CUSTODY BANKS—0.4%
Invesco Ltd.	5,000	96,500
Legg Mason Inc.	5,700	146,946
		243,446
BIOTECHNOLOGY—1.5%
Amgen Inc. *	3,600	210,528
Celgene Corp. *	4,300	244,154
Cephalon Inc. *	1,400	89,376
Gilead Sciences Inc. *	7,900	381,333
		925,391
CABLE & SATELLITE—0.6%
Comcast Corp., Cl. A	10,000	151,400
Scripps Networks Interactive Inc.	5,700	243,390
		394,790
CASINOS & GAMING—0.1%
International Game Technology	4,500	82,530

COAL & CONSUMABLE FUELS—0.3%
Peabody Energy Corp.	3,800	160,056

COMMUNICATIONS EQUIPMENT—1.9%
Brocade Communications Systems Inc. *	22,200	152,514
Cisco Systems Inc. *	31,155	700,053
Qualcomm Inc.	8,400	329,196
		1,181,763
COMPUTER HARDWARE—3.8%
Apple Inc. *	5,365	1,030,724
Dell Inc. *	12,000	154,800
Hewlett-Packard Co.	12,000	564,840
International Business Machines Corp.	4,400	538,516
		2,288,880
COMPUTER STORAGE & PERIPHERALS—0.7%
EMC Corp. *	19,700	328,399

	SHARES	VALUE
COMMON STOCKS—(CONT.)

COMPUTER STORAGE & PERIPHERALS—(CONT.)
NetApp Inc. *	3,500	$101,955
		430,354
CONSTRUCTION & ENGINEERING—0.5%
Fluor Corp.	3,900	176,826
Foster Wheeler AG *	3,700	103,526
		280,352
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.6%
Caterpillar Inc.	2,600	135,824
Deere & Co.	3,100	154,845
Joy Global Inc.	1,700	77,758
		368,427
DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Mastercard Inc.	1,300	324,870

DIVERSIFIED BANKS—0.5%
Wells Fargo & Co.	9,500	270,085

DIVERSIFIED CHEMICALS—0.3%
EI Du Pont de Nemours & Co.	5,200	169,572

DRUG RETAIL—1.0%
CVS Caremark Corp.	9,900	320,463
Walgreen Co.	7,800	281,190
		601,653
ENVIRONMENTAL & FACILITIES SERVICES—0.1%
Republic Services Inc.	3,000	80,370

FERTILIZERS & AGRICULTURAL CHEMICALS—0.6%
Monsanto Co.	2,700	204,876
Potash Corporation of Saskatchewan Inc.	1,500	149,025
		353,901
FOOD RETAIL—0.4%
Kroger Co., /The	12,000	257,160

FOOTWEAR—0.4%
NIKE Inc., Cl. B	3,700	235,875

GENERAL MERCHANDISE STORES—0.4%
Target Corp.	4,200	215,334

GOLD—0.3%
Goldcorp Inc.	3,000	101,880
Yamana Gold Inc.	11,600	116,812
		218,692
HEALTH CARE EQUIPMENT—1.9%
Beckman Coulter Inc.	2,400	156,888
Boston Scientific Corp. *	20,700	178,641
Covidien PLC	2,100	106,176
Hologic Inc. *	7,100	106,997
Medtronic Inc.	3,900	167,271
NuVasive Inc. *	2,300	63,480
St. Jude Medical Inc. *	5,800	218,834
Zimmer Holdings Inc. *	2,700	152,064
		1,150,351

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE FACILITIES—0.4%
Select Medical Holdings Corp.*	25,800	$255,678

HEALTH CARE SUPPLIES—0.4%
Inverness Medical Innovations Inc.*	5,600	226,072

HOME ENTERTAINMENT SOFTWARE—0.4%
Electronic Arts Inc. *	6,500	105,820
Take-Two Interactive Software Inc. *	16,000	148,480
		254,300
HOMEBUILDING—0.4%
Toll Brothers Inc.*	14,100	260,427

HOTELS RESORTS & CRUISE LINES—0.1%
Carnival Corp.	2,200	73,326

HOUSEHOLD PRODUCTS—0.9%
Procter & Gamble Co., /The	8,825	543,179

HYPERMARKETS & SUPER CENTERS—1.3%
Costco Wholesale Corp.	2,600	149,318
Wal-Mart Stores Inc.	12,500	667,875
		817,193
INDUSTRIAL CONGLOMERATES—1.3%
3M Co.	3,700	297,813
General Electric Co.	10,400	167,232
McDermott International Inc. *	6,800	160,616
Tyco International Ltd. *	4,600	162,978
		788,639
INDUSTRIAL GASES—0.2%
Praxair Inc.	1,400	105,448

INTEGRATED OIL & GAS—1.8%
Chevron Corp.	3,900	281,268
Exxon Mobil Corp.	9,900	637,857
Petroleo Brasileiro SA #	5,200	210,964
		1,130,089
INTEGRATED TELECOMMUNICATION SERVICES—0.4%
Verizon Communications Inc.	7,800	229,476

INTERNET RETAIL—0.7%
Amazon.com Inc. *	1,600	200,656
Expedia Inc. *	10,000	214,100
		414,756
INTERNET SOFTWARE & SERVICES—2.3%
eBay Inc. *	12,790	294,426
Google Inc., Cl. A *	905	479,125
IAC/InterActiveCorp. *	17,100	343,368
Yahoo! Inc. *	19,000	285,190
		1,402,109
INVESTMENT BANKING & BROKERAGE—1.3%
Charles Schwab Corp., /The	10,800	197,532
Goldman Sachs Group Inc., /The	1,600	237,952
Lazard Ltd., Cl. A	2,400	92,496
Morgan Stanley	9,200	246,376
		774,356

	SHARES	VALUE
COMMON STOCKS—(CONT.)

IT CONSULTING & OTHER SERVICES—0.4%
Cognizant Technology Solutions Corp., Cl. A*	6,100	$266,326

LEISURE PRODUCTS—0.3%
Coach Inc.	4,700	163,936

LIFE & HEALTH INSURANCE—0.3%
Prudential Financial Inc.	3,900	194,961

LIFE SCIENCES TOOLS & SERVICES—0.5%
Illumina Inc. *	2,200	80,718
Thermo Fisher Scientific Inc. *	5,200	239,980
		320,698
MANAGED HEALTH CARE—0.6%
Aetna Inc.	3,400	101,898
UnitedHealth Group Inc.	8,200	270,600
		372,498
METAL & GLASS CONTAINERS—0.2%
Owens-Illinois Inc.*	4,300	117,046

MOVIES & ENTERTAINMENT—0.6%
Regal Entertainment Group, Cl. A	5,400	79,758
Viacom Inc., Cl. B *	9,100	265,174
		344,932
OFFICE REITS—0.3%
Digital Realty Trust Inc.	3,500	168,000

OIL & GAS DRILLING—0.5%
Transocean Ltd.*	3,416	289,472

OIL & GAS EQUIPMENT & SERVICES—0.9%
Cameron International Corp. *	6,300	237,258
Schlumberger Ltd.	4,700	298,262
		535,520
OIL & GAS EXPLORATION & PRODUCTION—1.4%
Anadarko Petroleum Corp.	5,200	331,656
Chesapeake Energy Corp.	8,800	218,064
Devon Energy Corp.	1,200	80,292
Nexen Inc.	2,900	63,626
Plains Exploration & Production Co. *	4,800	160,080
		853,718
OIL & GAS STORAGE & TRANSPORTATION—0.2%
Enterprise Products Partners LP	4,000	122,680

OTHER DIVERSIFIED FINANCIAL SERVICES—0.8%
Bank of America Corp.	9,800	148,764
JPMorgan Chase & Co.	9,200	358,248
		507,012
PACKAGED FOODS & MEATS—0.8%
HJ Heinz Co.	3,900	170,157
Kraft Foods Inc., Cl. A	11,100	307,026
		477,183
PHARMACEUTICALS—3.2%
Abbott Laboratories	10,400	550,576
Johnson & Johnson	7,300	458,878

	SHARES	VALUE
COMMON STOCKS—(CONT.)

PHARMACEUTICALS—(CONT.)
Merck & Co., Inc.	4,200	$160,356
Mylan Inc. *	8,900	162,247
Pfizer Inc.	22,159	413,487
Shire PLC #	2,800	166,880
		1,912,424
PROPERTY & CASUALTY INSURANCE—0.3%
Travelers Cos., Inc., /The	3,700	187,479

RESEARCH & CONSULTING SERVICES—0.3%
FTI Consulting Inc.*	3,800	157,510

RESTAURANTS—0.8%
Cheesecake Factory Inc., /The *	10,800	228,312
McDonald’s Corp.	3,700	230,991
		459,303
SEMICONDUCTOR EQUIPMENT—0.4%
Applied Materials Inc.	7,000	85,260
Lam Research Corp. *	5,200	171,652
		256,912
SEMICONDUCTORS—0.9%
Avago Technologies Ltd. *	4,700	81,686
Intel Corp.	22,300	432,620
		514,306
SOFT DRINKS—2.0%
Coca-Cola Co., /The	7,500	406,875
Hansen Natural Corp. *	6,300	242,235
PepsiCo Inc.	9,000	536,580
		1,185,690
SPECIALIZED FINANCE—0.7%
CME Group Inc.	690	197,906
Hong Kong Exchanges and Clearing Ltd.	9,100	154,676
IntercontinentalExchange Inc. *	1,000	95,480
		448,062
SPECIALIZED REITS—0.1%
Host Hotels & Resorts Inc.*	8,073	85,574

SYSTEMS SOFTWARE—1.6%
Microsoft Corp.	33,800	952,484

TOBACCO—1.3%
Altria Group Inc.	16,815	333,946
Philip Morris International Inc.	9,715	442,129
		776,075
TRUCKING—0.2%
Hertz Global Holdings Inc.*	13,700	141,932

TOTAL COMMON STOCKS (Cost $33,229,482)		31,347,428

	SHARES
CONVERTIBLE PREFERRED STOCK—0.5%

OTHER DIVERSIFIED FINANCIAL SERVICES—0.5%
Bank of America Corp., 10.00%, 12/31/2049* (Cost $279,000)	18,600	280,860

	SHARES	VALUE
MANDATORY CONVERTIBLE PREFERRED STOCK—0.6%

OTHER DIVERSIFIED FINANCIAL SERVICES—0.6%
Citigroup Inc., 7.50%, 12/15/2012*(a) (Cost $327,280)	3,200	$334,528

PREFERRED STOCKS—0.4%

OFFICE REITS—0.4%
SL Green Realty Corp., 7.63%, * (Cost $235,300)	10,000	230,500

	PRINCIPAL
	AMOUNT
CONVERTIBLE CORPORATE BONDS—3.5%

GOLD—0.6%
AngloGold Ashanti Holdings Finance PLC, 3.50%, 5/22/14(L2)(b)	350,000	378,438

MULTI-UTILITIES—0.5%
CMS Energy Corp., 5.50%, 6/15/29(L2)	250,000	297,187

OIL & GAS EXPLORATION & PRODUCTION—0.9%
Bill Barrett Corp., 5.00%, 3/15/28(L2)	400,000	386,500
Quicksilver Resources Inc., 1.88%, 11/1/24(L2)	150,000	165,562
		552,062
SEMICONDUCTORS—0.5%
Intel Corp., 3.25%, 8/1/39(L2)(b)	300,000	323,625

STEEL—0.7%
Steel Dynamics Inc., 5.13%, 6/15/14(L2)	125,000	144,375
United States Steel Corp., 4.00%, 5/15/14(L2)	150,000	236,625
		381,000
WIRELESS TELECOMMUNICATION SERVICES—0.3%
SBA Communications Corp., 4.00%, 10/1/14(L2)(b)	150,000	192,000

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,001,766)		2,124,312

CORPORATE BONDS—24.0%

APPLICATION SOFTWARE—0.6%
Adobe Systems Inc., 4.75%, 2/1/20(L2)	350,000	349,861

AUTOMOBILE MANUFACTURERS—0.6%
Ford Motor Credit Co., LLC, 8.13%, 1/15/20(L2)	350,000	352,949

CABLE & SATELLITE—1.2%
Comcast Corp., 5.70%, 7/1/19(L2)	325,000	344,299
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 4.75%, 10/1/14(L2)(b)	350,000	365,882
		710,181
CASINOS & GAMING—0.6%
MGM Mirage Inc., 10.38%, 5/15/14(L2)(b)	350,000	385,875

COMMUNICATIONS EQUIPMENT—0.2%
Cisco Systems Inc., 4.95%, 2/15/19(L2)	125,000	130,219

COMPUTER HARDWARE—0.6%
Hewlett-Packard Co., 6.13%, 3/1/14(L2)	350,000	396,202

CONSUMER FINANCE—1.9%
American Express Credit Corp., 7.30%, 8/20/13(L2)	400,000	454,819

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—(CONT.)

CONSUMER FINANCE—(CONT.)
Capital One Capital VI, 8.88%, 5/15/40(L2)	$700,000	$733,570
		1,188,389
DIVERSIFIED METALS & MINING—0.3%
Anglo American Capital PLC, 9.38%, 4/8/14(L2)(b)	150,000	181,816

ELECTRIC UTILITIES—1.1%
Enel Finance International SA, 5.13%, 10/7/19(L2)(b)	350,000	355,340
Florida Power Corp., 5.80%, 9/15/17(L2)	300,000	331,326
		686,666
ELECTRONIC COMPONENTS—0.6%
Amphenol Corp., 4.75%, 11/15/14(L2)	350,000	358,466

ELECTRONIC EQUIPMENT MANUFACTURERS—0.3%
Agilent Technologies Inc., 5.50%, 9/14/15(L2)	150,000	161,025

FERTILIZERS & AGRICULTURAL CHEMICALS—0.3%
Potash Corporation of Saskatchewan Inc., 5.25%, 5/15/14(L2)	175,000	190,466

FOOD RETAIL—0.6%
Safeway Inc., 5.00%, 8/15/19(L2)	350,000	354,362

HEALTH CARE DISTRIBUTORS—0.6%
AmerisourceBergen Corp., 4.88%, 11/15/19(L2)	350,000	354,601

HEALTH CARE EQUIPMENT—0.3%
Boston Scientific Corp., 4.50%, 1/15/15(L2)	150,000	151,277

HOMEBUILDING—0.7%
Lennar Corp., 12.25%, 6/1/17(L2)	350,000	428,750

INDUSTRIAL CONGLOMERATES—0.7%
General Electric Capital Corp., 3.75%, 11/14/14(L2)	250,000	249,828
Tyco International Finance SA, 8.50%, 1/15/19(L2)	150,000	188,444
		438,272
INTEGRATED OIL & GAS—0.5%
BP Capital Markets PLC, 5.25%, 11/7/13(L2)	300,000	331,302

INTEGRATED TELECOMMUNICATION SERVICES—1.4%
Cellco Partnership / Verizon Wireless Capital LLC, 7.38%, 11/15/13(L2)	325,000	378,717
Citizens Communications, 7.13%, 3/15/19(L2)	500,000	475,000
		853,717
INTERNET RETAIL—0.6%
Expedia Inc., 7.46%, 8/15/18(L2)	325,000	356,281

LIFE & HEALTH INSURANCE—0.9%
Lincoln National Corp., 8.75%, 7/1/19(L2)	150,000	182,596
Prudential Financial Inc., 8.88%, 6/15/38(L2)	350,000	381,500
		564,096
MOVIES & ENTERTAINMENT—0.2%
Time Warner Cable Inc., 8.25%, 2/14/14(L2)	100,000	118,899

OFFICE REITS—0.6%
Digital Realty Trust LP, 5.88%, 2/1/20(L2)(b)	350,000	344,794

OIL & GAS EQUIPMENT & SERVICES—0.3%
Weatherford International Ltd., 9.63%, 3/1/19(L2)	125,000	158,926

	PRINCIPAL
	AMOUNT	VALUE
CORPORATE BONDS—(CONT.)

OIL & GAS EXPLORATION & PRODUCTION—0.5%
Devon Energy Corp., 6.30%, 1/15/19(L2)	$150,000	$168,356
PetroHawk Energy Corp., 7.88%, 6/1/15(L2)	100,000	103,000
		271,356
OIL & GAS STORAGE & TRANSPORTATION—1.9%
Enterprise Products Operating LLC, 7.00%, 6/1/67(L2)	500,000	456,469
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/16(L2)	347,000	356,542
Spectra Energy Capital LLC, 5.65%, 3/1/20(L2)	150,000	153,870
Williams Cos Inc., /The, 8.75%, 1/15/20(L2)	150,000	193,092
		1,159,973
OTHER DIVERSIFIED FINANCIAL SERVICES—1.5%
Citigroup Inc., 8.50%, 5/22/19(L2)	350,000	408,754
JPMorgan Chase & Co., 7.90%, 12/30/49(L2)	500,000	513,819
		922,573
PACKAGED FOODS & MEATS—0.1%
Kraft Foods Inc., 6.75%, 2/19/14(L2)	75,000	84,463

PHARMACEUTICALS—1.1%
AstraZeneca PLC, 5.40%, 6/1/14(L2)	300,000	333,732
Roche Holdings Inc., 5.00%, 3/1/14(L2)(b)	325,000	351,909
		685,641
PROPERTY & CASUALTY INSURANCE—2.2%
CNA Financial Corp., 7.35%, 11/15/19(L2)	500,000	524,783
Liberty Mutual Group Inc., 7.80%, 3/15/37(L2)(b)	600,000	522,000
XL Capital Ltd., 6.50%, 12/31/49(L2)	350,000	269,500
		1,316,283
SEMICONDUCTORS—0.3%
Analog Devices Inc., 5.00%, 7/1/14(L2)	150,000	159,528

SOFT DRINKS—0.5%
Coco-Cola Co., /The, 4.88%, 3/15/19(L2)	300,000	317,408

WIRELESS TELECOMMUNICATION SERVICES—0.2%
Crown Castle International Corp., 7.13%, 11/1/19(L2)	150,000	149,625

TOTAL CORPORATE BONDS (Cost $13,612,743)		14,614,242

COLLATERALIZED MORTGAGE OBLIGATIONS—0.9%

WIRELESS TELECOMMUNICATION SERVICES—0.9%
American Tower Trust, 2007-1A, 5.96%, 4/15/37(L3)(b) (Cost $500,000)	500,000	527,512

ASSET BACKED SECURITIES—1.1%

MULTI-UTILITIES—0.5%
CenterPoint Energy Transition Bond Co., LLC, 2005A, 4.97%, 8/1/14(L2)	297,298	313,754

OTHER DIVERSIFIED FINANCIAL SERVICES—0.6%
Nissan Auto Receivables Owner Trust, 2005A, 3.20%, 2/15/13(L2)	350,000	360,579

TOTAL ASSET BACKED SECURITIES (Cost $647,782)		674,333

	PRINCIPAL
	AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY MORTGAGE BACKED OBLIGATIONS—5.9% (c)

COLLATERALIZED MORTGAGE BACKED OBLIGATIONS—5.2%

Federal National Mortgage Association REMICS,(L2)
6.00%, 4/25/35 +,(L2)	$950,000	$1,027,580
Federal Home Loan Mortgage Corp REMICS,(L2)
5.00%, 12/15/32 +,(L2)	850,000	893,988
6.00%, 8/15/29 +,(L2)	900,000	964,125
		1,858,113
Government National Mortgage Association REMICS,(L2)
5.00%, 5/16/29 +,(L2)	219,724	224,448
		3,110,141
FEDERAL NATIONAL MORTGAGE ASSOCIATION—0.7%

Federal National Mortgage Association,(L2)
5.00%, 4/01/18 (L2)	434,025	461,554

TOTAL U.S. GOVERNMENT & AGENCY MORTGAGE BACKED OBLIGATIONS (Cost $3,401,299)		3,571,695

U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)—8.9% (c)

FEDERAL FARM CREDIT BANK—0.8%

Federal Farm Credit Bank,(L2)
4.95%, 10/18/18 (L2)	455,000	485,373

FEDERAL HOME LOAN BANK—0.5%

Federal Home Loan Banks,(L2)
5.38%, 6/08/12 (L2)	275,000	298,457

FEDERAL NATIONAL MORTGAGE ASSOCIATION—2.1%

Federal National Mortgage Association,(L2)
4.63%, 5/01/13 (L2)	600,000	645,970
5.00%, 2/13/17 (L2)	600,000	660,715
		1,306,685
U.S. GOVERNMENT NOTE/BOND—5.5%

U.S. Treasury Notes(L2)
5.00%, 8/15/11 (L2)	700,000	748,371
1.13%, 1/15/12 (L2)	300,000	301,922
1.50%, 12/31/13 (L2)	600,000	592,360
4.75%, 5/15/14 (L2)	552,000	615,265
4.50%, 2/15/16 (L2)	300,000	329,977
4.75%, 8/15/17 (L2)	300,000	331,594
		2,919,489
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) (Cost $5,188,243)		5,447,441

	PRINCIPAL
	AMOUNT	VALUE
SHORT-TERM INVESTMENTS—3.9%

TIME DEPOSITS—3.9%
Wells Fargo Grand Cayman, 0.03%, 2/01/10(L2) (Cost $2,390,187)	2,390,187	$2,390,187

Total Investments (Cost $61,813,082)(d)	101.3%	61,543,038
Liabilities in Excess of Other Assets	(1.3)	(801,297)

NET ASSETS	100.0%	$60,741,741

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

+	Real Estate Mortgage Investment Conduit
*	Non-income producing security.
#	American Depository Receipts.
(a)	These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.
(b)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 6.5%, of the net assets of the Fund.

(c)	Securities issued by these agencies, except for United States Treasury Notes and Bonds, are neither guaranteed nor issued by the United States Government.
(d)

At January 31, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $61,813,082 amounted to $270,044 which consisted of aggregate gross unrealized appreciation of $4,353,604 and aggregate gross unrealized depreciation of $4,623,648.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.
(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS | ALGER CONVERTIBLE FUND
Schedule of Investments‡ (Unaudited) January 31, 2010

	SHARES	VALUE
COMMON STOCKS—4.1%

CASINOS & GAMING—0.5%
International Game Technology	7,500	$137,550

INDUSTRIAL CONGLOMERATES—0.6%
General Electric Co.	10,000	160,800

OIL & GAS STORAGE & TRANSPORTATION—2.2%
Inergy LP	15,000	534,450

PHARMACEUTICALS—0.8%
GlaxoSmithKline PLC#	5,500	214,555

TOTAL COMMON STOCKS (Cost $1,086,955)		1,047,355

CONVERTIBLE PREFERRED STOCK—19.8%

AGRICULTURAL PRODUCTS—1.7%
Archer-Daniels-Midland Co., 6.25%, 6/1/2011*(a)	10,000	429,000

CONSUMER FINANCE—1.4%
SLM Corp., 7.25%, 12/15/2010*	600	352,296

DIVERSIFIED METALS & MINING—3.0%
Freeport-McMoRan Copper & Gold Inc., 6.75%, 5/1/2010 *,(L2)(a)	5,000	493,125
Vale Capital II, 6.75%, 6/15/2012 *	3,400	256,734
		749,859
ELECTRIC UTILITIES—2.0%
FPL Group Inc., 8.38%, 6/1/2012*,(L2)	10,000	498,500

HOMEBUILDING—0.9%
Beazer Homes USA Inc., 7.50%, 1/15/2013*	10,000	222,000

HOUSEHOLD APPLIANCES—1.8%
Stanley Works, /The, 5.13%, 5/17/2012*,(L2)(a)	500	457,000

OFFICE REITS—2.3%
Digital Realty Trust Inc., 5.50%, 12/31/2049*,(L2)	20,000	585,624

OIL & GAS EXPLORATION & PRODUCTION—1.7%
Whiting Petroleum Corp., 6.25%, 12/31/2049*	2,500	430,000

OTHER DIVERSIFIED FINANCIAL SERVICES—0.9%
Bank of America Corp., 7.25%, 12/31/1949*	250	226,250

PHARMACEUTICALS—1.6%
Mylan Inc., 6.50%, 11/15/2010*(a)	421	416,659

PROPERTY & CASUALTY INSURANCE—1.0%
XL Capital Ltd., 10.75%, 8/15/2011*(a)	10,000	259,300

REGIONAL BANKS—1.5%
Regions Financial Corp., 10.00%, 12/15/2010*	250	379,830

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $4,253,558)		5,006,318

MANDATORY CONVERTIBLE PREFERRED STOCK—1.2%

OTHER DIVERSIFIED FINANCIAL SERVICES—1.2%
Citigroup Inc., 7.50%, 12/15/2012*(a) (Cost $306,825)	3,000	313,620

	SHARES	VALUE
PREFERRED STOCKS—6.8%

DIVERSIFIED BANKS—1.6%
Wells Fargo Capital XIV, 8.63%, 9/14/2068*	15,000	$410,550

ELECTRIC UTILITIES—1.0%
PPL Capital Funding Inc., 6.85%, 7/1/2047*	10,000	252,400

OFFICE REITS—0.9%
SL Green Realty Corp., 7.63%, *	10,000	230,500

OTHER DIVERSIFIED FINANCIAL SERVICES—2.2%
JPMorgan Chase & Co., 8.63%, 9/1/2013*	20,000	556,200

REGIONAL BANKS—1.1%
BB&T Capital Trust V, 8.95%, 9/15/2013*	10,000	269,400

TOTAL PREFERRED STOCKS (Cost $1,610,300)		1,719,050

	PRINCIPAL
	AMOUNT
CONVERTIBLE CORPORATE BONDS—65.2%

AEROSPACE & DEFENSE—0.9%
GenCorp Inc., 4.06%, 12/31/39(L2)(b)	250,000	225,313

AIRLINES—1.6%
UAL Corp., 6.00%, 10/15/29(L2)	250,000	398,125

APPLICATION SOFTWARE—1.2%
Lawson Software Inc., 2.50%, 4/15/12(L2)	300,000	297,000

AUTO PARTS & EQUIPMENT—1.2%
TRW Automotive Inc., 3.50%, 12/1/15(L2)(b)	300,000	315,375

AUTOMOBILE MANUFACTURERS—1.6%
Ford Motor Co., 4.25%, 11/15/16(L2)	300,000	403,125

BREWERS—1.3%
Molson Coors Brewing Co., 2.50%, 7/30/13(L2)	300,000	321,375

COAL & CONSUMABLE FUELS—1.3%
Alpha Natural Resources Inc., 2.38%, 4/15/15(L2)	300,000	321,750

COMMUNICATIONS EQUIPMENT—1.2%
Finisar Corp., 5.00%, 10/15/29(L2)(b)	250,000	306,250

COMPUTER & ELECTRONICS RETAIL—1.1%
RadioShack Corp., 2.50%, 8/1/13(L2)(b)	250,000	277,188

COMPUTER STORAGE & PERIPHERALS—1.5%
EMC Corp., 1.75%, 12/1/13(L2)	300,000	359,625

DIVERSIFIED METALS & MINING—1.9%
Sterlite Industries India Ltd., 4.00%, 10/30/14(L2)	500,000	486,250

ELECTRICAL COMPONENTS & EQUIPMENT—1.9%
General Cable Corp., 4.50%, 11/15/29(L2)	462,000	473,550

FOREST PRODUCTS—1.1%
Sino-Forest Corp., 4.25%, 12/15/16(L2)(b)	250,000	265,938

GOLD—3.4%
AngloGold Ashanti Holdings Finance PLC, 3.50%, 5/22/14(L2)(b)	500,000	540,625
Goldcorp Inc., 2.00%, 8/1/14(L2)(b)	300,000	321,000
		861,625
HEALTH CARE EQUIPMENT—3.0%
Insulet Corp., 5.38%, 6/15/13(L2)	500,000	470,000

	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE CORPORATE BONDS—(CONT.)

HEALTH CARE EQUIPMENT—(CONT.)
NuVasive Inc., 2.25%, 3/15/13(L2)(b)	$300,000	$282,000
		752,000
HEALTH CARE SUPPLIES—1.1%
Inverness Medical Innovations Inc., 3.00%, 5/15/16(L2)	250,000	285,000

HOMEBUILDING—1.1%
D.R. Horton Inc., 2.00%, 5/15/14(L2)	250,000	287,500

HOTELS RESORTS & CRUISE LINES—3.4%
Gaylord Entertainment Co., 3.75%, 10/1/14(L2)(b)	425,000	415,437
Wyndham Worldwide Corp., 3.50%, 5/1/12(L2)	250,000	431,562
		846,999
INDUSTRIAL CONGLOMERATES—0.7%
Textron Inc., 4.50%, 5/1/13(L2)	100,000	165,250

INTEGRATED TELECOMMUNICATION SERVICES—2.0%
SAVVIS Inc., 3.00%, 5/15/12(L2)	250,000	229,063
Virgin Media Inc., 6.50%, 11/15/16(L2)(b)	250,000	272,500
		501,563
INTERNET SOFTWARE & SERVICES—1.3%
Equinix Inc., 4.75%, 6/15/16(L2)	250,000	339,375

INVESTMENT BANKING & BROKERAGE—1.0%
Jefferies Group Inc., 3.88%, 11/1/29(L2)	250,000	251,563

LIFE SCIENCES TOOLS & SERVICES—3.5%
Charles River Laboratories International Inc., 2.25%, 6/15/13(L2)	500,000	495,624
Invitrogen Corp., 3.25%, 6/15/25(L2)	320,000	365,600
		861,224
MANAGED HEALTH CARE—1.1%
AMERIGROUP Corp., 2.00%, 5/15/12(L2)	300,000	285,375

MULTI-UTILITIES—1.2%
CMS Energy Corp., 5.50%, 6/15/29(L2)	250,000	297,188

OFFICE REITS—1.9%
Boston Properties LP, 2.88%, 2/15/37(L2)	500,000	493,750

OIL & GAS EXPLORATION & PRODUCTION—3.1%
Bill Barrett Corp., 5.00%, 3/15/28(L2)	300,000	289,874
Penn Virginia Corp., 4.50%, 11/15/12(L2)	250,000	237,813
Quicksilver Resources Inc., 1.88%, 11/1/24(L2)	250,000	275,938
		803,625
OIL & GAS REFINING & MARKETING—1.2%
St. Mary Land & Exploration Co., 3.50%, 4/1/27(L2)	300,000	295,500

PHARMACEUTICALS—2.6%
Biovail Corp., 5.38%, 8/1/14(L2)(b)	250,000	297,813
Teva Pharmaceutical Finance Co., BV, 1.75%, 2/1/26(L2)	300,000	361,500
		659,313
SEMICONDUCTORS—6.9%
Intel Corp., 3.25%, 8/1/39(L2)(b)	400,000	431,499
Microchip Technology Inc., 2.13%, 12/15/37(L2)(b)	250,000	229,375
Micron Technology Inc., 4.25%, 10/15/13(L2)	150,000	280,500
ON Semiconductor Corp., 2.63%, 12/15/26(L2)	369,000	365,310

	PRINCIPAL
	AMOUNT	VALUE
CONVERTIBLE CORPORATE BONDS—(CONT.)

SEMICONDUCTORS—(CONT.)
Rambus Inc., 5.00%, 6/15/14(L2)	$300,000	$416,625
		1,723,309
SPECIALIZED FINANCE—1.0%
KKR Financial Holdings LLC, 7.50%, 1/15/17(L2)	250,000	254,375

SPECIALIZED REITS—1.0%
Host Hotels & Resorts LP, 2.50%, 10/15/29(L2)(b)	250,000	250,625

STEEL—1.4%
Steel Dynamics Inc., 5.13%, 6/15/14(L2)	175,000	202,125
United States Steel Corp., 4.00%, 5/15/14(L2)	100,000	157,750
		359,875
SYSTEMS SOFTWARE—1.3%
TeleCommunication Systems Inc., 4.50%, 11/1/14(L2)(b)	300,000	336,375

TRUCKING—1.8%
Avis Budget Group Inc., 3.50%, 10/1/14(L2)(b)	200,000	195,750
Hertz Global Holdings Inc., 5.25%, 6/1/14(L2)	200,000	290,000
		485,750
WIRELESS TELECOMMUNICATION SERVICES—2.4%
NII Holdings Inc., 2.75%, 8/15/25(L2)	213,000	214,331
SBA Communications Corp., 1.88%, 5/1/13(L2)	400,000	404,500
		618,831
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $15,086,966)		16,466,854

CORPORATE BONDS—1.0%

HEALTH CARE SUPPLIES—1.0%
Inverness Medical Innovations Inc., 7.88%, 2/1/16(L2)(b) (Cost $241,634)	250,000	246,875

ASSET BACKED SECURITIES—1.4%

BROADCASTING & CABLE TV—1.4%
Liberty Media LLC, 3.50%, 1/15/31(L2) (Cost $506,673)	614,658	353,429

SHORT-TERM INVESTMENTS—0.1%

TIME DEPOSITS—0.1%
Brown Bothers Harriman Cayman, 0.03%, 2/01/10(L2) (Cost $13,447)	13,447	13,447

Total Investments (Cost $23,106,358)(c)	99.6%	25,166,948
Other Assets in Excess of Liabilities	0.4	100,919

NET ASSETS	100.0%	$25,267,867

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)	These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.
(b)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 20.6%, of the net assets of the Fund.

(c)

At January 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $23,106,358 amounted to $2,060,590 which consisted of aggregate gross unrealized appreciation of $2,911,943 and aggregate gross unrealized depreciation of $851,353.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS | ALGER MONEY MARKET FUND
Schedule of Investments (Unaudited) January 31, 2010

	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)—23.2% (a)

FEDERAL HOME LOAN BANK—11.6%

Federal Home Loan Banks,(L2)
0.20%, 2/10/10 (L2)	$5,000,000	$5,000,093

FEDERAL NATIONAL MORTGAGE ASSOCIATION—11.6%

Federal National Mortgage Association,(L2)
0.21%, 2/08/10 (L2)	5,000,000	5,000,215

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) (Cost $10,000,308)		10,000,308

SHORT-TERM INVESTMENTS—28.1%

TIME DEPOSITS—28.1%
Bank of American NA, 0.03%, 2/1/10(L2)	1,700,000	1,700,000
Brown Bothers Harriman Cayman, 0.03%, 2/1/10(L2)	3,640,446	3,640,446
Citibank London, 0.03%, 2/1/10(L2)	1,700,000	1,700,000
HSBC Bank USA, Grand Cayman, 0.03%, 2/1/10(L2)	1,700,000	1,700,000
JP Morgan Chase & Co., 0.03%, 2/1/10(L2)	1,700,000	1,700,000
Wells Fargo Grand Cayman, 0.03%, 2/1/10(L2)	1,700,000	1,700,000

TOTAL TIME DEPOSITS (Cost $12,140,446)		12,140,446

Total Investments (Cost $43,138,651)(b)	100.0%	43,138,651
Liabilities in Excess of Other Assets	—	(11,795)

NET ASSETS	100.0%	$43,126,856

(a)	Securities issued by these agencies, except for United States Treasury Notes and Bonds, are neither guaranteed nor issued by the United States Government.
(b)	At January 31, 2010, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.
(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in ten funds— Alger Capital Appreciation Fund, Alger LargeCap Growth Fund, Alger MidCap Growth Fund, Alger SMidCap Growth Fund, Alger SmallCap Growth Fund, Alger Growth Opportunities Fund, Alger Health Sciences Fund, Alger Balanced Fund, Alger Convertible Fund, and Alger Money Market Fund (collectively, the “Funds” or individually, each a “Fund”). The Alger Capital Appreciation Fund, Alger LargeCap Growth Fund, Alger MidCap Growth Fund, Alger SMidCap Growth Fund, Alger SmallCap Growth Fund, Alger Growth Opportunities Fund and Alger Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Alger Balanced Fund and Alger Convertible Funds’ investment objectives are current income and long-term capital appreciation which they seeks to achieve through investing in equity and fixed income securities. The Alger Money Market Fund’s investment objective is high current income which it seeks to achieve by investing in short-term instruments.

Each Fund offers one or more the following Shares Classes: Class A, B, C, and I. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class I shares that are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except each share class bears the cost for its plan of distribution and transfer agency services.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments of the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time). Equity securities and option contracts for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Securities with remaining maturities of more than sixty days at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity and type, as well as prices quoted by dealers who make markets in such securities.

The investments of the Alger Money Market Fund, and short-term securities held by the other funds having a remaining maturity of sixty days or less, are valued at amortized cost

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value. Inputs for Level 1 include exchange listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include derived prices from unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

NOTE 3 — Fair Value Measurements:

On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment.

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments. The following is a summary of the inputs used as of January 31. 2010 in valuing the Funds’ investments carried at fair value:

Alger Capital Appreciation Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$80,498,504	$80,498,504	—	—
Consumer Staples	$45,761,472	$45,761,472	—	—
Energy	62,876,756	62,876,756	—	—
Financials	69,357,696	69,357,696	—	—
Health Care	105,133,458	105,133,458	—	—
Industrials	64,380,764	64,380,764	—	—
Information Technology	265,435,610	265,435,610	—	—
Materials	29,387,358	29,387,358	—	—
TOTAL COMMON STOCKS	722,831,618	722,831,618	—	—

CONVERTIBLE PREFERRED STOCK
Financials	$10,660,600	$10,660,600	—	—

MANDATORY CONVERTIBLE PREFERRED STOCK
Financials	$4,913,380	$4,913,380	—	—

SHORT-TERM INVESTMENTS
Time Deposits	$18,238,669	—	$18,238,669	—
TOTAL INVESTMENTS IN SECURITIES	$756,644,267	$738,405,598	$18,238,669	—

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger LargeCap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$25,591,826	$25,591,826	—	—
Consumer Staples	$41,308,442	$41,308,442	—	—
Energy	19,715,969	19,715,969	—	—
Financials	20,237,434	20,237,434	—	—
Health Care	44,803,206	44,803,206	—	—
Industrials	23,087,038	23,087,038	—	—
Information Technology	83,920,143	83,920,143	—	—
Materials	9,307,590	9,307,590	—	—
Telecommunication Services	2,180,022	2,180,022	—	—
Utilities	2,169,600	2,169,600	—	—
TOTAL COMMON STOCKS	272,321,270	272,321,270	—	—

SHORT-TERM INVESTMENTS
Time Deposits	$2,745,225	—	$2,745,225	—
TOTAL INVESTMENTS IN SECURITIES	$275,066,495	$272,321,270	$2,745,225	—

Alger SMidCap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$102,282,818	$102,282,818	—	—
Consumer Staples	20,128,074	20,128,074	—	—
Energy	29,147,851	29,147,851	—	—
Financials	52,712,737	52,712,737	—	—
Health Care	137,840,996	137,840,996	—	—
Industrials	103,046,422	103,046,422	—	—
Information Technology	147,226,343	147,226,343	—	—
Materials	29,602,918	29,602,918	—	—
Telecommunication Services	8,027,634	8,027,634	—	—
Utilities	7,950,560	7,950,560	—	—
TOTAL COMMON STOCKS	637,966,353	637,966,353	—	—

SHORT-TERM INVESTMENTS
Time Deposits	$25,545,949	—	$25,545,949	—
TOTAL INVESTMENTS IN SECURITIES	$663,512,302	$637,966,353	$25,545,949	—

Alger MidCap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$43,448,920	$43,448,920	—	—
Consumer Staples	14,702,828	14,702,828	—	—
Energy	26,146,817	26,146,817	—	—
Financials	33,560,486	33,560,486	—	—
Health Care	49,270,995	49,270,995	—	—
Industrials	38,052,804	38,052,804	—	—
Information Technology	95,635,874	95,635,874	—	—
Materials	13,587,101	13,587,101	—	—
TOTAL COMMON STOCKS	314,405,825	314,405,825	—	—

CONVERTIBLE CORPORATE BONDS
Telecommunication Services	$3,490,560	—	$3,490,560	—

SHORT-TERM INVESTMENTS
Time Deposits	$2,515,459	—	$2,515,459	—
TOTAL INVESTMENTS IN SECURITIES	$320,411,844	$314,405,825	$6,006,019	—

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger SmallCap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$52,619,629	$52,619,629	—	—
Consumer Staples	$8,128,684	$8,128,684	—	—
Energy	16,783,519	16,783,519	—	—
Financials	18,179,461	18,179,461	—	—
Health Care	77,797,663	77,797,663	—	—
Industrials	52,969,608	52,969,608	—	—
Information Technology	80,388,235	80,388,235	—	—
Materials	10,624,340	10,624,340	—	—
Telecommunication Services	6,412,112	6,412,112	—	—
Utilities	4,276,112	4,276,112	—	—
TOTAL COMMON STOCKS	328,179,363	328,179,363	—	—

SHORT-TERM INVESTMENTS
Time Deposits	$9,438,579	—	$9,438,579	—
TOTAL INVESTMENTS IN SECURITIES	$337,617,942	$328,179,363	$9,438,579	—

Alger Health Sciences Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Staples	$6,975,735	$6,975,735	—	—
Health Care	246,111,610	246,111,610	—	—
TOTAL COMMON STOCKS	253,087,345	253,087,345	—	—

SHORT-TERM INVESTMENTS
Time Deposits	$18,084,648	—	$18,084,648	—
TOTAL INVESTMENTS IN SECURITIES	$271,171,993	$253,087,345	$18,084,648	—

Alger Balanced Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$2,731,097	$2,731,097	—	—
Consumer Staples	4,781,592	4,781,592	—	—
Energy	3,091,535	3,091,535	—	—
Financials	2,878,975	2,878,975	—	—
Health Care	5,163,112	5,163,112	—	—
Industrials	3,545,848	3,545,848	—	—
Information Technology	7,961,134	7,961,134	—	—
Materials	964,659	964,659	—	—
Telecommunication Services	229,476	229,476	—	—
TOTAL COMMON STOCKS	31,347,428	31,347,428	—	—

CONVERTIBLE CORPORATE BONDS
Energy	$552,062	—	$552,062	—
Information Technology	323,625	—	323,625	—
Materials	759,438	—	759,438	—
Telecommunication Services	192,000	—	192,000	—
Utilities	297,187	—	297,187	—
TOTAL CONVERTIBLE CORPORATE BONDS	2,124,312	—	2,124,312	—

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Balanced Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
CONVERTIBLE PREFERRED STOCK
Financials	$280,860	$280,860	—	—

CORPORATE BONDS
Consumer Discretionary	$2,352,935	—	$2,352,935	—
Consumer Staples	$756,233	—	$756,233	—
Energy	1,921,557	—	1,921,557	—
Financials	4,336,135	—	4,336,135	—
Health Care	1,191,519	—	1,191,519	—
Industrials	438,272	—	438,272	—
Information Technology	1,555,301	—	1,555,301	—
Materials	372,282	—	372,282	—
Telecommunication Services	1,003,342	—	1,003,342	—
Utilities	686,666	—	686,666	—
TOTAL CORPORATE BONDS	14,614,242	—	14,614,242	—

MANDATORY CONVERTIBLE PREFERRED STOCK
Financials	$334,528	$334,528	—	—

PREFERRED STOCKS
Financials	$230,500	$230,500	—	—

COLLATERALIZED MORTGAGE OBLIGATIONS
Telecommunication Services	$527,512	—	—	$527,512

ASSET BACKED SECURITIES
Financials	$360,579	—	$360,579	—
Utilities	313,754	—	313,754	—
TOTAL ASSET BACKED SECURITIES	674,333	—	674,333	—

U.S. GOVERNMENT & AGENCY MORTGAGE BACKED OBLIGATIONS
Collateralized Mortgage Backed Obligations	$3,110,141	—	$3,110,141	—
Federal National Mortgage Association	461,554	—	461,554	—
TOTAL U.S. GOVERNMENT & AGENCY MORTGAGE BACKED OBLIGATIONS	3,571,695	—	3,571,695	—

U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)
Federal Farm Credit Bank	$485,373	—	$485,373	—
Federal Home Loan Bank	298,457	—	298,457	—
Federal National Mortgage Association	1,306,685	—	1,306,685	—
U.S. Treasury Notes	2,919,489	—	2,919,489	—
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)	5,447,441	—	5,447,441	—

SHORT-TERM INVESTMENTS
Time Deposits	$2,390,187	—	$2,390,187	—
TOTAL INVESTMENTS IN SECURITIES	$61,543,038	$32,193,316	$28,822,210	$527,512

Alger Convertible Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$137,550	$137,550	—	—
Energy	534,450	534,450	—	—
Health Care	214,555	214,555	—	—
Industrials	160,800	160,800	—	—
TOTAL COMMON STOCKS	1,047,355	1,047,355	—	—

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Convertible Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
CONVERTIBLE CORPORATE BONDS
Consumer Discretionary	$2,130,187	—	$2,130,187	—
Consumer Staples	$321,375	—	$321,375	—
Energy	1,420,875	—	1,420,875	—
Financials	1,250,313	—	1,250,313	—
Health Care	2,842,912	—	2,842,912	—
Industrials	1,747,988	—	1,747,988	—
Information Technology	3,361,934	—	3,361,934	—
Materials	1,973,688	—	1,973,688	—
Telecommunication Services	1,120,394	—	1,120,394	—
Utilities	297,188	—	297,188	—
TOTAL CONVERTIBLE CORPORATE BONDS	16,466,854	—	16,466,854	—

CONVERTIBLE PREFERRED STOCK
Consumer Discretionary	$679,000	$222,000	$457,000	—
Consumer Staples	429,000	429,000	—	—
Energy	430,000	430,000	—	—
Financials	1,803,300	1,217,676	585,624	—
Health Care	416,659	416,659	—	—
Materials	749,859	256,734	493,125	—
Utilities	498,500	—	498,500	—
TOTAL CONVERTIBLE PREFERRED STOCK	5,006,318	2,972,069	2,034,249	—

CORPORATE BONDS
Health Care	$246,875	—	$246,875	—

MANDATORY CONVERTIBLE PREFERRED STOCK
Financials	$313,620	$313,620	—	—

PREFERRED STOCKS
Financials	$1,466,650	$1,466,650	—	—
Utilities	252,400	252,400	—	—
TOTAL PREFERRED STOCKS	1,719,050	1,719,050	—	—

ASSET BACKED SECURITIES
Consumer Discretionary	$353,429	—	$353,429	—

SHORT-TERM INVESTMENTS
Time Deposits	$13,447	—	$13,447	—
TOTAL INVESTMENTS IN SECURITIES	$25,166,948	$6,052,094	$19,114,854	—

Alger Money Market Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)
Federal Home Loan Bank	$5,000,093	—	$5,000,093	—
Federal National Mortgage Association	5,000,215	—	5,000,215	—
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)	10,000,308	—	10,000,308	—

SHORT-TERM INVESTMENTS
Time Deposits	$12,140,446	—	$12,140,446	—
TOTAL INVESTMENTS IN SECURITIES	$43,138,651	—	$43,138,651	—

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Growth Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$1,381,685	$1,381,685	—	—
Consumer Staples	$277,629	$277,629	—	—
Energy	488,793	488,793	—	—
Financials	638,104	638,104	—	—
Health Care	2,205,385	2,205,385	—	—
Industrials	1,401,255	1,401,255	—	—
Information Technology	2,102,655	2,102,655	—	—
Materials	384,365	384,365	—	—
Telecommunication Services	108,370	108,370	—	—
Utilities	102,336	102,336	—	—
TOTAL COMMON STOCKS	9,090,577	9,090,577	—	—

SHORT-TERM INVESTMENTS
Time Deposits	$463,444	—	$463,444	—
TOTAL INVESTMENTS IN SECURITIES	$9,554,021	$9,090,577	$463,444	—

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL3)
Alger Balanced Fund	Trading Securities
Opening balance at November 1, 2009	$—
Net realized and unrealized gain (loss) on investments, foreign currency and options Purchases, issuances, and settlements Transfers in and/ or out of level 3	527,512
Closing balance at January 31, 2010	527,512
The amount of net realized and unrealized gain (loss) on investments, foreign currency and options for the period attributable to change in unrealized appreciation (depreciation) relating to investments still held at January 31, 2010	$27,512

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations.

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—In order to produce incremental earnings or protect against changes in the value of portfolio securities, the Funds may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured put options.

The Funds purchase put options or writes covered call options for speculative purposes or to economically hedge against adverse movements in the value of portfolio holdings. The Funds will segregate assets to cover its obligations under option contracts.

For the period ended January 31, 2010, the Alger MidCap Growth Fund had no option purchases and option sales of $1,415,957. For the period ended January 31, 2010, the Alger Health Sciences Fund had no option purchases and option sales of $28,729. The effect of derivative instruments on the statement of operations for the period ended January 31, 2010 is as follows:

Amount of realized gain (loss) on derivatives recognized in income

Alger MidCap Growth Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$909,823
Total	$909,823

Alger Health Sciences Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(545,923)
Total	$(545,923)

ITEM 2. Controls and Procedures.

(a)   Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)   No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 29, 2010

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 29, 2010